UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	05-31-2019

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report

May 31, 2019

High-Yield Municipal Fund
Investor Class (ABHYX)
I Class (AYMIX)
Y Class (AYMYX)
A Class (AYMAX)
C Class (AYMCX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended May 31, 2019. Annual reports help convey important information about fund returns, including market factors that affected performance during the reporting period. For additional updated investment and market insights, we encourage you to visit our website, americancentury.com.

Falling Yields, Robust Demand Supported Muni Gains

For most of 2018, U.S. fixed-income investors faced a challenging backdrop of healthy economic growth and steadily rising interest rates. The Federal Reserve (Fed) maintained its rate-tightening strategy, which helped keep U.S. Treasury and municipal bond (muni) yields on an upward trajectory through early November. After that, yields plunged on signs of moderating U.S. economic growth, heightened trade tensions and mounting stock market volatility. Along with another rate hike in December, the Fed delivered a surprisingly bullish economic outlook. Investors feared the Fed’s plans for two rate hikes in 2019 were too aggressive, which also drove yields lower.

The new year brought a renewed sense of stability to the financial markets. Investors’ concerns about U.S. growth eased, and the Fed changed course. The central bank ended its three-year rate-hike campaign amid moderating global growth and muted inflation. The Fed’s increasingly dovish tone and the escalating U.S.-China trade conflict helped keep yields on a downward course.

In addition to benefiting from declining Treasury yields, munis advanced on growing demand amid average supply levels. Demand was particularly robust in high-tax states, where federal legislation capping state and local tax deductions helped fuel investor interest in munis. As is often the case, munis tracked Treasury market performance. However, munis modestly outperformed Treasuries, bolstered by healthy demand and stable credit fundamentals. High-yield munis generally outperformed investment-grade munis, reflecting investor demand for yield.

We believe state and local finances across the country should remain stable, providing continued support for munis. We also expect supply/demand dynamics to remain favorable. Meanwhile, volatility and global economic and political events will continue to affect the markets, underscoring the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2019
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ABHYX	6.03%	5.18%	6.74%	—	3/31/98
S&P Municipal Bond 50% Investment Grade/50% High Yield Index	—	6.33%	5.06%	—	—	—
Bloomberg Barclays Municipal Bond Index	—	6.40%	3.58%	4.58%	—	—
I Class	AYMIX	6.24%	5.38%	—	5.99%	3/1/10
Y Class	AYMYX	6.38%	—	—	6.41%	4/10/17
A Class	AYMAX					1/31/03
No sales charge		5.77%	4.91%	6.47%	—
With sales charge		0.96%	3.94%	5.98%	—
C Class	AYMCX	5.09%	4.13%	5.68%	—	7/24/02
Average annual returns since inception are presented when ten years of performance history is not available.

Because the S&P Municipal Bond 50% Investment Grade/50% High Yield Index total return data is first available as of November 30, 2011, returns for the Bloomberg Barclays Municipal Bond Index are also shown to cover the 10 year period.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Growth of $10,000 Over 10 Years
$10,000 investment made May 31, 2009
Performance for other share classes will vary due to differences in fee structure.

Value on May 31, 2019
Investor Class — $19,197

Bloomberg Barclays Municipal Bond Index — $15,653

Since S&P Municipal Bond 50% Investment Grade/50% High Yield Index total return data is only available from November 2011, it is not included in the line chart.

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.60%	0.40%	0.37%	0.85%	1.60%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

4

Portfolio Commentary

Portfolio Managers: Steven Permut, Joseph Gotelli and Alan Kruss

Performance Summary

High-Yield Municipal returned 6.03%* for the 12 months ended May 31, 2019. By comparison, the S&P Municipal Bond 50% Investment Grade/50% High Yield Index returned 6.33%. Fund returns reflect operating expenses, while index returns do not.

Fund and index performance reflects the generally favorable environment for high-yield municipal bonds (munis) over the 12-month period. However, the returns belie the volatility experienced in the first several months. The broad muni market was up fractionally during the first half, even as robust economic growth, rising inflation and the Federal Reserve’s (Fed’s) steady rate-tightening strategy drove Treasury yields higher. In the second half, a marked shift in Fed policy from hawkish to dovish along with slowing global growth outlooks pushed Treasury yields sharply lower. Falling yields, along with the strongest demand for munis in more than a decade, drove robust returns for munis over the 12-month period.

The rally started in late 2018, as worries about global economic growth and U.S.-China trade policy triggered severe volatility in the equity markets and drove investors into the perceived safe-haven U.S. Treasury market. This dramatic shift in sentiment prompted the Fed to halt its rate-tightening campaign and quickly adopt a more dovish stance regarding interest rate policy. Muni yields tracked Treasury yields lower. Additionally, the tax advantages of munis and healthy muni market fundamentals continued to attract investors to the asset class, while a return to risk-on investing aided high-yield munis. Investor demand overwhelmed available supply, which aided muni performance. High-yield munis outperformed their investment-grade peers, as falling Treasury yields fueled demand for higher-yielding securities.

Broad Fiscal Backdrop Healthy; Credit Fundamentals Stable

State and local finances across the U.S. remained relatively healthy. State revenues generally increased and continued to outperform budgets, largely due to the effects of federal tax reform and solid U.S. economic growth. Many states used their stronger-than-expected revenues to boost reserves.

In general, muni credit quality trends were stable. Muni defaults were rare, and muni credit-rating upgrades slightly outpaced downgrades. Mounting legacy costs related to pensions and retiree health care obligations may continue to pressure select isolated credits, but we do not believe these issues are indicative of a systemic marketwide problem.

Security Selection, Sector Allocation Detracted

Security selection weighed on relative results for the period, largely due to one distressed holding in the museum and research institutes sector. However, positive security selection among retirement community bonds, state general obligation (GO) bonds and private university bonds helped mitigate the effects.

* All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the index, other share classes may not. See page 3 for returns for all share classes.

5

Sector allocation also detracted from relative results, primarily during the sell-off among higher-yielding securities in late 2018. Our overweight position in the retirement communities sector and underweight position in the special tax sector were the main detractors. Positive results from our overweight positions in charter schools and corporate munis and our underweight position in prerefunded securities helped offset some of the negative effects.

Duration Positioning; Lower-Quality Bias Aided Results

We maintained a longer duration than the index, which aided relative performance in the declining rate environment.

In addition, our bias toward lower-quality munis contributed to performance relative to the index, which contains an equal mix of investment-grade and high-yield munis. Lower-quality securities generally outperformed investment-grade securities for the 12-month period.

Portfolio Positioning

We expect U.S. economic growth to moderate to trend levels (2.0% to 2.5% annualized), slowing but still stronger than growth rates in other developed markets. We believe year-over-year headline and core inflation will stabilize and converge near 2%. Recent softer economic data together with potential adverse effects from trade likely will encourage the Fed to ease policy in 2019. Accordingly, we expect Treasury yields to remain relatively low over the next several months.

We expect new muni supply to be slightly higher in 2019 versus 2018. Meanwhile, demand for tax-exempt munis should remain strong, particularly in high-tax states. This dynamic should continue to support the muni market.

We will continue to focus on security selection, generally favoring revenue bonds (retirement communities and charter schools) over GO bonds. As always, fundamental credit research will drive our investment decisions.

6

Fund Characteristics

MAY 31, 2019
Portfolio at a Glance
Weighted Average Life to Maturity	18.3 years
Average Duration (Modified)	5.6 years

Top Five States and Territories	% of net assets
New York	10.3%
Illinois	8.7%
Texas	7.9%
Arizona	5.9%
California	5.2%

Top Five Sectors	% of fund investments
Special Tax	15%
Retirement Community	14%
General Obligation (GO) - Local	11%
Charter School	10%
Corporate Municipal	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	96.5%
Affiliated Funds	1.0%
Other Assets and Liabilities	2.5%

7

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expenses Paid During Period(1) 12/1/18 - 5/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,065.10	$3.09	0.60%
I Class	$1,000	$1,066.10	$2.06	0.40%
Y Class	$1,000	$1,066.30	$1.91	0.37%
A Class	$1,000	$1,063.70	$4.37	0.85%
C Class	$1,000	$1,059.80	$8.22	1.60%
Hypothetical
Investor Class	$1,000	$1,021.94	$3.02	0.60%
I Class	$1,000	$1,022.94	$2.02	0.40%
Y Class	$1,000	$1,023.09	$1.87	0.37%
A Class	$1,000	$1,020.69	$4.28	0.85%
C Class	$1,000	$1,016.95	$8.05	1.60%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

9

Schedule of Investments

MAY 31, 2019

	Principal Amount	Value
MUNICIPAL SECURITIES — 96.5%
Alabama — 1.5%
Jefferson County Sewer Rev., 6.50%, 10/1/53	$2,000,000	$2,385,940
Southeast Alabama Gas Supply District Rev., VRDN, 4.00%, 6/1/24	5,000,000	5,425,400
Tuscaloosa County Industrial Development Authority Rev., (Hunt Refining Co.), 5.25%, 5/1/44(1)	2,400,000	2,641,080
		10,452,420
Alaska — 0.3%
Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46	2,500,000	2,476,000
Arizona — 5.9%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,065,000	2,193,051
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada), 5.00%, 7/15/49(1)	1,675,000	1,797,208
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,192,100
Arizona Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.25%, 7/1/22 (GA: CFE Management Group LLC)(1)	1,000,000	1,000,560
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	4,785,100
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/43	1,000,000	1,084,260
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	925,000	933,991
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,578,495
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,577,670
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/44	1,000,000	1,072,530
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,284,780
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	528,635
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Series 2017 Obligated Group), 4.00%, 7/1/22(1)	3,000,000	2,984,610
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.00%, 7/1/54(1)	1,000,000	1,016,480
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.25%, 7/1/48(1)	1,000,000	1,030,580
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.25%, 7/1/53(1)	1,000,000	1,026,520
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/35	500,000	533,940
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/45	1,000,000	1,050,130
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,159,220
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	1,325,000	1,357,118

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	Principal Amount	Value
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	$1,325,000	$1,355,223
Maricopa County Industrial Development Authority Rev., (Benjamin Franklin Charter School Ltd.), 6.00%, 7/1/52(1)	4,000,000	4,493,560
Maricopa County Industrial Development Authority Rev., (Paragon Management, Inc.), 5.00%, 7/1/47(1)	1,000,000	1,064,220
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	230,000	230,147
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	147,000	147,056
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 5.35%, 10/1/25(1)	1,000,000	1,040,910
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	500,000	564,145
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	1,000,000	1,121,310
		42,203,549
California — 5.2%
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	8,000,000	1,173,600
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,030,280
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	558,320
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	554,250
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	1,103,530
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(2)	2,500,000	2,177,700
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	592,195
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,250,000	2,644,380
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	500,000	502,270
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	500,000	558,900
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	1,000,000	1,022,020
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(2)	5,000,000	838,500
Independent Cities Finance Authority Rev., (Lamplighter Salinas Mobilehome Park), 6.15%, 7/15/40	2,000,000	2,087,860
Long Beach Unified School District GO, Capital Appreciation, 0.00%, 8/1/25 (AGC)(2)	1,595,000	1,428,626
Palm Springs Airport Rev., 6.40%, 7/1/23	230,000	230,287
Palm Springs Airport Rev., 6.50%, 7/1/27	85,000	85,319
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,619,835
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(2)	3,500,000	949,970
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	3,000,000	3,363,300
State of California GO, 5.00%, 10/1/48	10,000,000	12,143,400

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	Principal Amount	Value
Sunnyvale Special Tax, 7.75%, 8/1/32	$1,500,000	$1,504,230
		37,168,772
Colorado — 4.3%
Belleview Station Metropolitan District No. 2 GO, 5.00%, 12/1/36	1,000,000	1,038,870
Belleview Station Metropolitan District No. 2 GO, 5.125%, 12/1/46	2,000,000	2,074,980
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	510,000	517,319
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	548,950
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,269,325
Centerra Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/29(1)	4,000,000	4,308,800
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,064,410
City & County of Denver Rev., (United Airlines, Inc.), 5.00%, 10/1/32	3,000,000	3,262,020
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	1,000,000	1,033,560
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/37	500,000	564,680
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/47	2,000,000	2,223,360
Cornerstar Metropolitan District GO, 3.50%, 12/1/21	178,000	180,836
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	500,000	525,250
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,290,000	2,312,854
Denver Urban Renewal Authority Tax Allocation, 5.00%, 12/1/25	1,500,000	1,673,610
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	1,900,000	2,009,573
Gardens on Havana Metropolitan District No. 3 Rev., 3.625%, 12/1/21	704,000	718,214
Leyden Rock Metropolitan District No. 10 GO, 5.00%, 12/1/45	1,250,000	1,285,612
One Horse Business Improvement District Rev., 6.00%, 6/1/24	890,000	891,308
Plaza Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/22(1)	500,000	537,730
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,000,000	1,038,290
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	546,615
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	1,077,370
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	325,077
		31,028,613
Delaware — 0.7%
Delaware State Economic Development Authority Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,560,765
Town of Millsboro Special Tax, 5.25%, 7/1/48(1)	3,000,000	3,196,470
		4,757,235
District of Columbia — 2.9%
District of Columbia GO, 5.00%, 10/15/44	5,000,000	6,094,900
District of Columbia Rev., (National Law Enforcement Officers Memorial Fund, Inc.), 7.75%, 7/1/49	2,250,000	1,090,957
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(2)	15,000,000	1,428,150
District of Columbia Water & Sewer Authority Rev., 5.00%, 10/1/49	10,000,000	11,948,600
		20,562,607
Florida — 4.6%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.25%, 11/15/24	2,155,000	2,187,519

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	Principal Amount	Value
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	$250,000	$263,170
Brevard County Rev., (University Financing Foundation, Inc.), 6.75%, 11/1/39	1,000,000	1,012,560
Celebration Pointe Community Development District Special Assessment, 5.125%, 5/1/45	750,000	768,083
Celebration Pointe Community Development District Special Assessment, 5.00%, 5/1/48(1)	1,000,000	1,038,320
Florida Development Finance Corp. Rev., (Virgin Trains USA Florida LLC), VRDN, 6.375%, 1/1/26(1)	2,400,000	2,415,744
Florida Development Finance Corp. Rev., (Virgin Trains USA Florida LLC), VRDN, 6.50%, 1/1/29(1)	3,000,000	3,019,680
Greater Orlando Aviation Authority Rev., (JetBlue Airways Corp.), 5.00%, 11/15/36	1,000,000	1,058,330
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/21	350,000	370,825
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/22	250,000	271,745
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center, Inc.), 5.50%, 11/15/21, Prerefunded at 100% of Par(3)	1,500,000	1,644,015
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,140,620
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,432,887
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	1,025,554
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	2,113,700
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	1,000,000	1,002,790
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,410,759
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,602,225
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	430,000	488,269
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,970,000	2,020,255
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50(1)	2,730,000	2,864,452
Village Community Development District No. 8 Special Assessment, 6.125%, 5/1/39	740,000	767,254
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	1,995,000	2,011,060
		32,929,816
Georgia — 0.7%
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/49	1,500,000	1,989,390
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/37(1)	1,500,000	1,671,870
Rockdale County Development Authority Rev., (Pratt Paper LLC), 4.00%, 1/1/38 (GA: Pratt Industries, Inc.)(1)	1,500,000	1,550,610
		5,211,870
Guam — 0.1%
Guam Government Department of Education COP, 6.625%, 12/1/30	1,000,000	1,027,600
Hawaii — 0.7%
State of Hawaii GO, 5.00%, 1/1/39	4,250,000	5,223,803

13

	Principal Amount	Value
Idaho — 0.5%
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	$3,250,000	$3,367,975
Illinois — 8.7%
Chicago GO, 5.625%, 1/1/29	2,500,000	2,926,050
Chicago GO, 5.50%, 1/1/39	2,000,000	2,188,560
Chicago GO, 5.00%, 1/1/40	2,500,000	2,559,625
Chicago GO, 5.50%, 1/1/49	2,000,000	2,272,420
Chicago Board of Education GO, 5.00%, 12/1/23	1,500,000	1,630,965
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,978,397
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,714,500
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,178,310
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,453,880
Chicago O'Hare International Airport Rev., 5.00%, 1/1/22	3,000,000	3,245,520
Chicago O'Hare International Airport Rev., 5.00%, 1/1/27	3,000,000	3,464,340
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,727,748
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,623,560
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,811,920
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,095,040
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/50	2,000,000	2,109,460
Illinois Finance Authority Rev., (Westminster Village, Inc. Obligated Group), 5.50%, 5/1/53	2,500,000	2,670,350
State of Illinois GO, 5.00%, 5/1/22	1,000,000	1,079,920
State of Illinois GO, 5.00%, 2/1/24	2,000,000	2,222,600
State of Illinois GO, 5.00%, 12/1/25	3,000,000	3,414,150
State of Illinois GO, 5.00%, 2/1/26	1,000,000	1,134,950
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,462,300
State of Illinois GO, 5.00%, 10/1/33	900,000	1,020,150
State of Illinois GO, 5.00%, 3/1/36	2,100,000	2,195,823
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,087,540
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	2,012,120
		62,280,198
Iowa — 1.1%
Iowa Finance Authority Rev., (Iowa Fertilizer Co. LLC), 3.125%, 12/1/22	1,900,000	1,922,800
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	4,720,000	5,179,256
Iowa Tobacco Settlement Authority Rev., 5.625%, 6/1/46	1,000,000	999,970
		8,102,026
Kansas — 1.7%
Kansas Development Finance Authority Rev., (Village Shalom Obligated Group), 4.00%, 11/15/25	9,500,000	9,838,485
Wichita Rev., (K-96 Greenwich STAR Bond), 3.00%, 9/1/23	2,070,000	2,098,752
		11,937,237

14

	Principal Amount	Value
Kentucky — 1.2%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	$1,335,000	$1,483,345
Kentucky Public Energy Authority Rev., VRDN, 4.00%, 6/1/25	3,000,000	3,290,430
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	4,140,465
		8,914,240
Maryland — 2.4%
Baltimore Rev., 5.125%, 6/1/43	1,500,000	1,579,590
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/24	1,000,000	1,142,890
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/25	1,000,000	1,164,900
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/27	1,000,000	1,205,140
Maryland Stadium Authority Rev., 5.00%, 5/1/25	3,600,000	4,291,992
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,625,880
Prince George's County Tax Allocation, 5.25%, 7/1/48(1)	2,000,000	2,132,180
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 3.50%, 11/1/26	1,825,000	1,835,530
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 5.00%, 11/1/47	2,000,000	2,157,000
		17,135,102
Massachusetts — 1.2%
Massachusetts GO, 5.00%, 1/1/49	7,000,000	8,440,460
Michigan — 3.5%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,701,725
Detroit City School District GO, 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,728,144
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,310,737
Kentwood Economic Development Corp. Rev., (Holland Home Obligated Group), 5.625%, 11/15/41	1,750,000	1,857,782
Michigan Finance Authority Rev., (Lawrence Technological University), 5.00%, 2/1/47	3,195,000	3,467,438
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	6,500,000	6,785,155
Michigan Strategic Fund Rev., (Canterbury Health Care, Inc. Obligated Group), 5.00%, 7/1/26(1)	1,415,000	1,507,258
Michigan Strategic Fund Rev., (Canterbury Health Care, Inc. Obligated Group), 5.00%, 7/1/31(1)	1,530,000	1,630,460
Michigan Tobacco Settlement Finance Authority Rev., (Michigan Finance Authority), 6.00%, 6/1/48	3,000,000	3,000,060
		24,988,759
Minnesota — 0.9%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	4,100,000	4,370,805
North Oaks Rev., (Presbyterian Homes of North Oaks, Inc.), 5.00%, 10/1/27	1,750,000	1,960,998
		6,331,803
Missouri — 3.3%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 2.875%, 2/1/34	2,000,000	2,012,400
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 6.00%, 2/1/41	1,250,000	1,313,363

15

	Principal Amount	Value
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	$2,500,000	$2,616,400
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/30	2,515,000	2,859,102
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/37	1,000,000	1,108,770
Lees Summit Tax Allocation, 4.875%, 11/1/37(1)	3,500,000	3,518,235
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	5,592,300
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,789,864
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/46	1,000,000	1,081,090
		23,891,524
Nevada — 1.7%
Clark County Special Assessment, 5.00%, 8/1/30	1,435,000	1,527,070
Clark County Special Assessment, 5.00%, 8/1/32	370,000	391,449
Clark County Special Assessment, 5.00%, 8/1/35	685,000	721,647
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	2,030,000	2,130,038
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	855,000	860,318
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	1,000,000	1,054,340
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/27(1)	335,000	369,016
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37(1)	1,000,000	1,070,510
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47(1)	1,400,000	1,481,438
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(2)	10,000,000	1,303,000
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(2)	13,000,000	1,106,690
		12,015,516
New Jersey — 5.1%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,714,450
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	2,000,000	2,165,700
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,525,500
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.25%, 9/15/29	1,000,000	1,096,710
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.50%, 6/1/33	500,000	557,875
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/35	1,000,000	1,086,720
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/46	2,500,000	2,640,025
New Jersey Health Care Facilities Financing Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 7/1/22	1,000,000	1,103,440
New Jersey Health Care Facilities Financing Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 7/1/23	1,000,000	1,134,030
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	2,800,000	2,892,820

16

	Principal Amount	Value
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	$3,500,000	$4,202,765
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	2,500,000	2,673,600
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	5,000,000	5,711,450
		36,505,085
New Mexico — 0.3%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	536,180
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	474,786
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,255,284
		2,266,250
New York — 10.3%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,621,635
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.25%, 11/1/34	750,000	803,070
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.50%, 11/1/44	1,000,000	1,067,750
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/32(1)	625,000	686,144
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	542,670
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/47(1)	1,000,000	1,072,470
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	1,000,000	1,069,240
Glen Cove Local Economic Assistance Corp. Rev., 5.00%, 1/1/56	1,500,000	1,603,215
Nassau County Tobacco Settlement Corp. Rev., 5.00%, 6/1/35	2,000,000	1,924,180
New York City GO, 5.00%, 8/1/23	750,000	858,990
New York City GO, 5.00%, 4/1/45	10,000,000	11,988,600
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,079,580
New York City Water & Sewer System Rev., 5.00%, 6/15/49	5,000,000	6,004,900
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,343,085
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	1,029,710
New York Liberty Development Corp. Rev., (3 World Trade Center LLC), 5.00%, 11/15/44(1)	7,000,000	7,654,430
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(1)	1,000,000	1,194,250
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/48	10,000,000	12,022,900
New York State Urban Development Corp. Rev., 5.00%, 3/15/45	6,260,000	7,556,508
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 5.00%, 8/1/31 (GA: American Airlines Group)	5,000,000	5,258,050
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/22	1,000,000	1,075,290
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/23	1,000,000	1,101,490
Newburgh GO, 5.625%, 6/15/33	1,400,000	1,528,730
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/36	2,000,000	2,118,520

17

	Principal Amount	Value
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	$1,655,000	$1,832,929
		74,038,336
North Carolina — 1.0%
North Carolina Medical Care Commission Rev., (Maryfield, Inc.), 5.00%, 10/1/35	1,000,000	1,061,270
North Carolina Medical Care Commission Rev., (Moravian Home, Inc.), 5.00%, 10/1/48	3,000,000	3,216,930
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,631,775
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23	610,000	667,389
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/24	280,000	311,125
		6,888,489
Ohio — 5.1%
Buckeye Tobacco Settlement Financing Authority Rev., 5.125%, 6/1/24	1,885,000	1,797,178
Buckeye Tobacco Settlement Financing Authority Rev., 5.75%, 6/1/34	2,000,000	1,912,540
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/47	9,995,000	9,632,681
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/52(2)	25,000,000	714,500
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,566,998
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	2,000,000	2,343,460
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,859,575
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	6,000,000	6,364,320
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,250,000	1,389,013
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,447,337
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,636,225
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,052,290
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.50%, 1/15/48 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,062,310
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	2,060,702
		36,839,129
Oklahoma — 0.5%
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.50%, 8/15/57	1,110,000	1,297,357
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/28	2,000,000	2,111,900
		3,409,257
Oregon — 0.3%
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 2.80%, 5/15/24	1,150,000	1,151,552
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.20%, 5/15/25	775,000	778,449
		1,930,001

18

	Principal Amount	Value
Pennsylvania — 4.7%
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.25%, 12/1/45	$1,400,000	$1,468,978
Chester County Industrial Development Authority Rev., (Renaissance Academy Charter School), 5.00%, 10/1/44	1,000,000	1,074,760
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	525,000	552,683
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	1,050,000	1,103,896
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	1,000,000	1,174,760
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,708,785
Dauphin County General Authority Rev., (Harrisburg University of Science & Technology), 5.125%, 10/15/41(1)	5,000,000	5,399,950
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	1,276,166
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.625%, 7/1/42	2,500,000	2,702,600
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group)), 5.125%, 7/1/37	1,000,000	1,076,240
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/45	1,250,000	1,380,325
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/21, Prerefunded at 100% of Par(3)	760,000	830,619
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	265,000	300,767
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	890,000	1,033,486
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	1,100,000	1,302,928
Philadelphia GO, 5.00%, 7/15/38	1,500,000	1,662,240
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,710,600
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	465,000	475,835
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	2,092,760
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	2,954,050
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	1,052,980
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	1,087,559
		33,422,967
Rhode Island — 0.5%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	2,370,735
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,049,550
		3,420,285
South Carolina — 0.5%
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/20 (BAM)	1,000,000	1,052,650
Piedmont Municipal Power Agency Rev., 5.00%, 1/1/25	1,245,000	1,454,994
South Carolina Jobs-Economic Development Authority Rev., (South Carolina Episcopal Home at Still Hopes Obligated Group), 5.00%, 4/1/48	1,000,000	1,058,300
		3,565,944

19

	Principal Amount	Value
Tennessee — 1.3%
Memphis-Shelby County Industrial Development Board Tax Allocation, 5.625%, 1/1/46	$2,400,000	$2,604,696
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	500,000	543,705
Tennessee Energy Acquisition Corp. Rev., VRDN, 4.00%, 11/1/25	5,500,000	6,033,390
		9,181,791
Texas — 7.9%
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/36	700,000	714,063
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/46	1,325,000	1,345,153
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,061,210
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,119,840
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	9,950,000	10,839,828
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,750,000	1,930,425
Houston Airport System Rev., (United Airlines, Inc.), 5.00%, 7/15/20	2,000,000	2,055,840
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	500,000	520,590
Mission Economic Development Corp. Rev., (Natgasoline LLC), 4.625%, 10/1/31(1)	2,500,000	2,676,900
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/31	1,615,000	1,665,727
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/48	4,350,000	4,354,698
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27	700,000	755,377
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/28	550,000	590,431
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/37	1,250,000	1,296,612
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/25	290,000	309,888
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26	390,000	419,578
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/31	1,300,000	1,369,758
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/36	1,000,000	1,038,570
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Crestview), 4.00%, 11/15/26	2,000,000	2,113,400
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living), 3.25%, 11/15/22	630,000	629,175
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	2,062,411
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46	1,000,000	1,022,360
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Buckner Senior Living, Inc.), 6.75%, 11/15/47	5,095,000	5,842,691
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 7.00%, 6/30/40	3,000,000	3,165,210
Texas Water Development Board Rev., 5.00%, 4/15/49	5,380,000	6,477,897
		56,377,632

20

	Principal Amount	Value
Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/24	$1,000,000	$1,171,470
Virginia — 2.6%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	1,000,000	1,044,510
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,603,475
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,769,775
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/37	765,000	852,233
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/47	2,200,000	2,410,144
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	980,000	1,002,991
Mosaic District Community Development Authority Tax Allocation, 6.875%, 3/1/36	1,000,000	1,062,410
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	2,158,060
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,408,152
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,320,073
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	988,370
Virginia Small Business Financing Authority Rev., (Covanta Holding Corp.), VRDN, 5.00%, 7/1/38(1)	1,000,000	1,044,110
		18,664,303
Washington — 1.4%
Port of Seattle Industrial Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 4/1/30	1,000,000	1,089,050
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	915,000	944,106
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 3.125%, 7/1/23(1)	2,735,000	2,735,657
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(1)	830,000	880,937
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(1)	1,900,000	1,994,639
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(1)	2,000,000	2,298,040
		9,942,429
West Virginia — 0.3%
Monongalia County Commission Special District Rev., 5.50%, 6/1/37(1)	1,050,000	1,106,857
Monongalia County Commission Special District Rev., 5.75%, 6/1/43(1)	500,000	529,860
West Virginia Economic Development Authority Rev., (Morgantown Energy Associates), 2.875%, 12/15/26	730,000	727,971
		2,364,688

21

	Principal Amount/Shares	Value
Wisconsin — 1.4%
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	$1,000,000	$1,034,100
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,687,550
Public Finance Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.95%, 11/15/24(1)	1,250,000	1,256,313
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	543,800
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	472,322
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.50%, 4/1/32	2,000,000	2,114,340
Public Finance Authority Rev., (Southminster, Inc.), 5.00%, 10/1/48(1)	2,750,000	3,008,692
		10,117,117
TOTAL MUNICIPAL SECURITIES (Cost $656,104,910)		690,552,298
AFFILIATED FUNDS(4) — 1.0%
American Century Diversified Municipal Bond ETF (Cost $6,923,601)	134,700	7,015,850
TOTAL INVESTMENT SECURITIES — 97.5% (Cost $663,028,511)		697,568,148
OTHER ASSETS AND LIABILITIES — 2.5%		17,897,154
TOTAL NET ASSETS — 100.0%		$715,465,302

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
NATL	-	National Public Finance Guarantee Corporation
Q-SBLF	-	Qualified School Board Loan Fund
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $138,612,687, which represented 19.4% of total net assets.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.

(4)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

22

Statement of Assets and Liabilities

MAY 31, 2019
Assets
Investment securities - unaffiliated, at value (cost of $656,104,910)	$690,552,298
Investment securities - affiliated, at value (cost of $6,923,601)	7,015,850
Total investment securities, at value (cost of $663,028,511)	697,568,148
Cash	927,799
Receivable for investments sold	7,572,181
Receivable for capital shares sold	1,041,172
Interest receivable	9,854,006
716,963,306

Liabilities
Payable for capital shares redeemed	1,149,215
Accrued management fees	289,138
Distribution and service fees payable	18,675
Dividends payable	40,976
1,498,004

Net Assets	$715,465,302

Net Assets Consist of:
Capital paid in	$682,647,966
Distributable earnings	32,817,336
$715,465,302

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$289,403,312	29,346,192	$9.86
I Class	$344,453,785	34,931,720	$9.86
Y Class	$31,978,569	3,244,442	$9.86
A Class	$36,807,271	3,733,201	$9.86*
C Class	$12,822,365	1,301,017	$9.86
*Maximum offering price $10.32 (net asset value divided by 0.955).

See Notes to Financial Statements.

23

Statement of Operations

YEAR ENDED MAY 31, 2019
Investment Income (Loss)
Income:
Interest	$28,150,760
Income distributions from affiliated funds	714
28,151,474

Expenses:
Management fees	3,173,077
Distribution and service fees:
A Class	86,522
C Class	130,110
Trustees' fees and expenses	45,114
Other expenses	1,238
3,436,061
Fees waived(1)	(1,266)
3,434,795

Net investment income (loss)	24,716,679

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,096,263)
Futures contract transactions	(633,188)
(1,729,451)

Change in net unrealized appreciation (depreciation) on:
Investments (including $92,249 from affiliated funds)	17,390,514

Net realized and unrealized gain (loss)	15,661,063

Net Increase (Decrease) in Net Assets Resulting from Operations	$40,377,742

(1)	Amount consists of $512, $609, $56, $66 and $23 for Investor Class, I Class, Y Class, A Class and C Class, respectively.

See Notes to Financial Statements.

24

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2019 AND MAY 31, 2018
Increase (Decrease) in Net Assets	May 31, 2019	May 31, 2018
Operations
Net investment income (loss)	$24,716,679	$20,869,668
Net realized gain (loss)	(1,729,451)	3,270,894
Change in net unrealized appreciation (depreciation)	17,390,514	1,734,635
Net increase (decrease) in net assets resulting from operations	40,377,742	25,875,197

Distributions to Shareholders
From earnings:
Investor Class	(10,885,111)	(11,950,968)
I Class	(11,284,720)	(6,571,254)
Y Class	(1,026,866)	(575,607)
A Class	(1,233,647)	(1,144,246)
C Class	(366,041)	(459,397)
Decrease in net assets from distributions	(24,796,385)	(20,701,472)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	103,936,229	72,507,923

Net increase (decrease) in net assets	119,517,586	77,681,648

Net Assets
Beginning of period	595,947,716	518,266,068
End of period	$715,465,302	$595,947,716

See Notes to Financial Statements.

25

Notes to Financial Statements

MAY 31, 2019

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

26

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to other American Century Investments funds.

27

This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees. The impact of this waiver to the ratio of operating expenses to average net assets was less than 0.005% for each class for the period ended May 31, 2019.
The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended May 31, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%
I Class		0.0500% to 0.1100%	0.39%
Y Class		0.0200% to 0.0800%	0.36%
A Class		0.2500% to 0.3100%	0.59%
C Class		0.2500% to 0.3100%	0.59%
Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $29,730,000 and $51,503,190, respectively. The effect of interfund transactions on the Statement of Operations was $73,452 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2019 were $455,155,943 and $364,379,262, respectively.

28

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended May 31, 2019		Year ended May 31, 2018
	Shares	Amount	Shares	Amount
Investor Class
Sold	12,479,809	$119,706,847	12,011,342	$115,637,569
Issued in reinvestment of distributions	1,005,340	9,651,589	1,076,059	10,346,574
Redeemed	(19,009,309)	(182,669,942)	(14,575,136)	(140,013,646)
	(5,524,160)	(53,311,506)	(1,487,735)	(14,029,503)
I Class
Sold	22,280,236	213,987,792	12,101,309	116,555,933
Issued in reinvestment of distributions	1,112,215	10,682,075	621,565	5,977,544
Redeemed	(8,697,880)	(83,605,430)	(4,859,076)	(46,833,258)
	14,694,571	141,064,437	7,863,798	75,700,219
Y Class
Sold	2,441,370	23,458,997	2,025,482	19,364,851
Issued in reinvestment of distributions	107,671	1,026,866	59,817	575,529
Redeemed	(1,039,771)	(9,931,459)	(350,662)	(3,382,195)
	1,509,270	14,554,404	1,734,637	16,558,185
A Class
Sold	762,941	7,332,847	526,249	5,069,087
Issued in reinvestment of distributions	106,900	1,026,026	101,127	972,249
Redeemed	(463,926)	(4,457,580)	(780,859)	(7,511,147)
	405,915	3,901,293	(153,483)	(1,469,811)
C Class
Sold	329,519	3,140,412	60,437	580,717
Issued in reinvestment of distributions	30,293	290,621	38,392	368,989
Redeemed	(593,747)	(5,703,432)	(540,847)	(5,200,873)
	(233,935)	(2,272,399)	(442,018)	(4,251,167)
Net increase (decrease)	10,851,661	$103,936,229	7,515,199	$72,507,923

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended May 31, 2019 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	—	$6,924	—	$92	$7,016	135	—	$1

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

29

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$690,552,298	—
Affiliated Funds	$7,015,850	—	—
	$7,015,850	$690,552,298	—

8. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $13,250,000 futures contracts sold.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the year ended May 31, 2019, the effect of interest rate risk derivative instruments on the Statement of Operations was $(633,188) in net realized gain (loss) on futures contract transactions.
9. Risk Factors

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

30

10. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2019 and May 31, 2018 were as follows:

	2019	2018
Distributions Paid From
Exempt income	$24,796,385	$20,701,472
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to expired capital loss carryovers, were made to capital paid in $(10,841,523) and distributable earnings $10,841,523.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$663,028,511
Gross tax appreciation of investments	$36,199,216
Gross tax depreciation of investments	(1,659,579)
Net tax appreciation (depreciation) of investments	$34,539,637
Undistributed exempt income	$8,394
Accumulated long-term capital losses	$(1,730,695)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

11. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

31

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019	$9.66	0.36	0.21	0.57	(0.37)	$9.86	6.03%	0.60%	3.80%	57%	$289,403
2018	$9.56	0.36	0.10	0.46	(0.36)	$9.66	4.87%	0.60%	3.74%	49%	$336,797
2017	$9.73	0.33	(0.17)	0.16	(0.33)	$9.56	1.75%	0.60%	3.51%	80%	$347,732
2016	$9.36	0.35	0.37	0.72	(0.35)	$9.73	7.90%	0.60%	3.72%	41%	$357,757
2015	$9.25	0.39	0.11	0.50	(0.39)	$9.36	5.43%	0.60%	4.12%	48%	$254,276
I Class
2019	$9.66	0.38	0.20	0.58	(0.38)	$9.86	6.24%	0.40%	4.00%	57%	$344,454
2018	$9.56	0.38	0.10	0.48	(0.38)	$9.66	5.08%	0.40%	3.94%	49%	$195,453
2017	$9.73	0.36	(0.18)	0.18	(0.35)	$9.56	1.95%	0.40%	3.71%	80%	$118,346
2016	$9.36	0.37	0.37	0.74	(0.37)	$9.73	8.12%	0.40%	3.92%	41%	$33,660
2015	$9.25	0.40	0.11	0.51	(0.40)	$9.36	5.64%	0.40%	4.32%	48%	$22,816
Y Class
2019	$9.65	0.39	0.21	0.60	(0.39)	$9.86	6.38%	0.37%	4.03%	57%	$31,979
2018	$9.56	0.38	0.09	0.47	(0.38)	$9.65	5.00%	0.37%	3.97%	49%	$16,750
2017(3)	$9.40	0.05	0.16	0.21	(0.05)	$9.56	2.25%	0.37%(4)	3.88%(4)	80%(5)	$5

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019	$9.66	0.34	0.20	0.54	(0.34)	$9.86	5.77%	0.85%	3.55%	57%	$36,807
2018	$9.56	0.34	0.09	0.43	(0.33)	$9.66	4.61%	0.85%	3.49%	49%	$32,130
2017	$9.73	0.31	(0.17)	0.14	(0.31)	$9.56	1.50%	0.85%	3.26%	80%	$33,286
2016	$9.36	0.33	0.37	0.70	(0.33)	$9.73	7.64%	0.85%	3.47%	41%	$91,271
2015	$9.25	0.36	0.11	0.47	(0.36)	$9.36	5.17%	0.85%	3.87%	48%	$69,573
C Class
2019	$9.65	0.27	0.21	0.48	(0.27)	$9.86	5.09%	1.60%	2.80%	57%	$12,822
2018	$9.56	0.26	0.09	0.35	(0.26)	$9.65	3.72%	1.60%	2.74%	49%	$14,817
2017	$9.72	0.24	(0.16)	0.08	(0.24)	$9.56	0.85%	1.60%	2.51%	80%	$18,898
2016	$9.35	0.26	0.37	0.63	(0.26)	$9.72	6.84%	1.60%	2.72%	41%	$25,767
2015	$9.25	0.29	0.10	0.39	(0.29)	$9.35	4.28%	1.60%	3.12%	48%	$25,272

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	April 10, 2017 (commencement of sale) through May 31, 2017.

(4)	Annualized.

(5)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2017.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Century Municipal Trust and Shareholders of High-Yield Municipal Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of High-Yield Municipal Fund (one of the funds constituting American Century Municipal Trust, referred to hereafter as the “Fund”) as of May 31, 2019, the related statement of operations for the year ended May 31, 2019, the statement of changes in net assets for each of the two years in the period ended May 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
July 19, 2019

We have served as the auditor of one or more investment companies in American Century Investments since 1997.

34

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee, other than Jonathan S. Thomas, is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Jonathan S. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	45	CYS Investments, Inc.; Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	45	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to 2017)	45	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus, Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	50	None

35

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, Credit Sesame, Inc. (credit monitoring firm) (2018 to present); Senior Advisor, Course Hero (an educational technology company) (2015 to present); Senior Advisor, iShares by BlackRock, Inc. (investment management firm) (2013 to 2015)	45	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present); Chair, Department of Economics, Stanford University (2011 to 2014)	45	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	45	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present)	45	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee and President	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	117	BioMed Valley Discoveries, Inc.
The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

36

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Trustee and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present); Vice President, Client Interactions and Marketing, ACIS (2013 to 2014). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

37

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

38

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $24,962,877 as exempt interest dividends for the fiscal year ended May 31, 2019.

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92644 1907

Annual Report

May 31, 2019

Intermediate-Term Tax-Free Bond Fund
Investor Class (TWTIX)
I Class (AXBIX)
Y Class (ATBYX)
A Class (TWWOX)
C Class (TWTCX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended May 31, 2019. Annual reports help convey important information about fund returns, including market factors that affected performance during the reporting period. For additional updated investment and market insights, we encourage you to visit our website, americancentury.com.

Falling Yields, Robust Demand Supported Muni Gains

For most of 2018, U.S. fixed-income investors faced a challenging backdrop of healthy economic growth and steadily rising interest rates. The Federal Reserve (Fed) maintained its rate-tightening strategy, which helped keep U.S. Treasury and municipal bond (muni) yields on an upward trajectory through early November. After that, yields plunged on signs of moderating U.S. economic growth, heightened trade tensions and mounting stock market volatility. Along with another rate hike in December, the Fed delivered a surprisingly bullish economic outlook. Investors feared the Fed’s plans for two rate hikes in 2019 were too aggressive, which also drove yields lower.

The new year brought a renewed sense of stability to the financial markets. Investors’ concerns about U.S. growth eased, and the Fed changed course. The central bank ended its three-year rate-hike campaign amid moderating global growth and muted inflation. The Fed’s increasingly dovish tone and the escalating U.S.-China trade conflict helped keep yields on a downward course.

In addition to benefiting from declining Treasury yields, munis advanced on growing demand amid average supply levels. Demand was particularly robust in high-tax states, where federal legislation capping state and local tax deductions helped fuel investor interest in munis. As is often the case, munis tracked Treasury market performance. However, munis modestly outperformed Treasuries, bolstered by healthy demand and stable credit fundamentals. High-yield munis generally outperformed investment-grade munis, reflecting investor demand for yield.

We believe state and local finances across the country should remain stable, providing continued support for munis. We also expect supply/demand dynamics to remain favorable. Meanwhile, volatility and global economic and political events will continue to affect the markets, underscoring the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of May 31, 2019
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWTIX	5.57%	2.71%	3.64%	—	3/2/87
S&P Intermediate Term National AMT-Free Municipal Bond Index	—	5.85%	2.88%	3.73%	—	—
I Class	AXBIX	5.87%	2.93%	3.85%	—	4/15/03
Y Class	ATBYX	5.81%	—	—	4.03%	4/10/17
A Class	TWWOX					3/1/10
No sales charge		5.40%	2.47%	—	3.04%
With sales charge		0.63%	1.53%	—	2.53%
C Class	TWTCX	4.61%	1.71%	—	2.26%	3/1/10
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Growth of $10,000 Over 10 Years
$10,000 investment made May 31, 2009
Performance for other share classes will vary due to differences in fee structure.

Value on May 31, 2019
Investor Class — $14,294

S&P Intermediate Term National AMT-Free Municipal Bond Index — $14,424

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.47%	0.27%	0.24%	0.72%	1.47%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Portfolio Commentary

Portfolio Managers: Alan Kruss, Joseph Gotelli and Steven Permut

Performance Summary

Intermediate-Term Tax-Free Bond returned 5.57%* for the 12 months ended May 31, 2019. By comparison, the S&P Intermediate Term National AMT-Free Municipal Bond Index returned 5.85%. Fund returns reflect operating expenses, while index returns do not.

Fund and index returns reflect the generally favorable environment for municipal bonds (munis), especially during the second half of the 12-month period. The broad muni market was up fractionally during the first half, even as robust economic growth, rising inflation and the Federal Reserve’s (Fed’s) steady rate-tightening strategy drove Treasury yields higher. In the second half, a marked shift in Fed policy from hawkish to dovish along with slowing global growth outlooks pushed Treasury yields sharply lower. Falling yields, along with the strongest demand for munis in more than a decade, drove robust returns for munis over the 12-month period.

The rally started in late 2018, as worries about global economic growth and U.S.-China trade policy triggered severe volatility in the equity markets and drove investors into the perceived safe-haven U.S. Treasury market. This dramatic shift in sentiment prompted the Fed to halt its rate-tightening campaign and quickly adopt a more dovish stance regarding interest rate policy. Meanwhile, the tax advantages of munis and healthy muni market fundamentals continued to attract investors to the asset class, overwhelming available supply and boosting muni performance. Aided by slight gains in the first half of the reporting period, munis generally outperformed Treasuries for the entire
12-month period.

Broad Fiscal Backdrop Healthy; Credit Fundamentals Stable

State and local finances across the U.S. remained relatively healthy. State revenues generally increased and continued to outperform budgets, largely due to the effects of federal tax reform and solid U.S. economic growth. Many states used their stronger-than-expected revenues to boost reserves.

In general, muni credit quality trends were stable. Muni defaults were rare, and muni credit-rating upgrades slightly outpaced downgrades. Mounting legacy costs related to pensions and retiree health care obligations may continue to pressure select isolated credits, but we do not believe these issues are indicative of a systemic marketwide problem.

Sector Allocation Detracted

Sector allocation modestly detracted from relative performance over the 12-month period. In particular, our out-of-index positions in riskier sectors, including charter schools, retirement communities, tobacco and corporate munis, weighed on the portfolio’s results. This positioning was mitigated slightly by our allocation to hospitals.

* All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the index, other share classes may not. See page 3 for returns for all share classes.

Duration Strategy, Security Selection, Quality Exposure Lifted Results

Our yield curve strategy, which includes duration management and positioning along the municipal cash curve, was the largest contributor to relative performance. In particular, our yield curve strategy led to a longer duration than the index, which aided performance in the declining interest rate environment.

Security selection also contributed. In particular, our selections among state and local general obligation (GO) bonds, and water and sewer bonds, added value. In addition, we continued to emphasize munis with credit ratings of A and BBB, which aided results, as lower-quality securities generally outperformed for the 12-month period.

Portfolio Positioning

We expect U.S. economic growth to moderate to trend levels (2.0% to 2.5% annualized), slowing but still stronger than growth rates in other developed markets. We believe year-over-year headline and core inflation will stabilize and converge near 2%. Recent softer economic data together with potential adverse effects from trade likely will encourage the Fed to ease policy in 2019. Accordingly, we expect Treasury yields to remain relatively low over the next several months.

We expect new muni supply to be slightly higher in 2019 versus 2018. Meanwhile, demand for tax-exempt munis should remain strong, particularly in high-tax states. This dynamic should continue to support the muni market.

We will continue to focus on security selection, generally favoring revenue bonds (higher education, transportation and hospital sectors) over GO bonds. Additionally, given our outlook for slowing growth, range-bound interest rates and generally healthy credit fundamentals, we have a modest bias toward BBB-rated securities and higher-yielding sectors (charter schools, continuing care retirement communities and special tax). As always, fundamental credit research will drive our investment decisions.

Fund Characteristics

MAY 31, 2019
Portfolio at a Glance
Weighted Average Life to Maturity	9.4 years
Average Duration (Modified)	4.7 years

Top Five States and Territories	% of net assets
Illinois	12.2%
Texas	9.9%
New York	8.5%
Pennsylvania	7.8%
California	7.6%

Top Five Sectors	% of fund investments
Hospital	13%
General Obligation (GO) - Local	12%
Special Tax	11%
General Obligation (GO) - State	9%
Toll Facilities	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	100.0%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expenses Paid During Period(1) 12/1/18 - 5/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,051.90	$2.40	0.47%
I Class	$1,000	$1,053.80	$1.38	0.27%
Y Class	$1,000	$1,054.00	$1.23	0.24%
A Class	$1,000	$1,051.50	$3.68	0.72%
C Class	$1,000	$1,047.60	$7.50	1.47%
Hypothetical
Investor Class	$1,000	$1,022.59	$2.37	0.47%
I Class	$1,000	$1,023.59	$1.36	0.27%
Y Class	$1,000	$1,023.74	$1.21	0.24%
A Class	$1,000	$1,021.34	$3.63	0.72%
C Class	$1,000	$1,017.60	$7.39	1.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

MAY 31, 2019

	Principal Amount	Value
MUNICIPAL SECURITIES — 100.0%
Alabama — 1.3%
Alabama 21st Century Authority Rev., 5.00%, 6/1/19	$4,510,000	$4,510,000
Black Belt Energy Gas District Rev., VRDN, 4.00%, 12/1/23	10,000,000	10,773,700
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,141,390
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,162,970
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,293,820
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	6,904,758
Southeast Alabama Gas Supply District Rev., VRDN, 4.00%, 6/1/24	20,000,000	21,701,600
		48,488,238
Alaska — 0.2%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	4,127,500
Valdez Rev., (BP Pipelines Alaska, Inc.), 5.00%, 1/1/21 (GA: BP plc)	2,600,000	2,726,932
		6,854,432
Arizona — 2.5%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 2.55%, (67% of the 3-month LIBOR plus 0.81%), 1/1/37	7,500,000	7,417,200
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/21(1)	355,000	361,940
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 3.00%, 7/1/22(1)	145,000	145,428
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	500,000	554,560
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(1)	400,000	418,252
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(1)	600,000	649,212
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(1)	855,000	911,045
Arizona Industrial Development Authority Rev., (Provident Group - EMU Properties LLC), 5.00%, 5/1/36	1,015,000	1,161,353
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/23	100,000	110,526
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	563,020
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	233,318
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	355,197
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	257,933
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	829,864
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	818,433
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	349,431

	Principal Amount	Value
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	$1,000,000	$1,149,570
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,423,563
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/36	1,875,000	2,061,037
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/41	1,200,000	1,305,924
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/46	1,300,000	1,409,551
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	11,944,613
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/22(1)	700,000	706,300
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.125%, 6/15/29(1)	4,905,000	4,988,140
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.75%, 6/15/37(1)	4,500,000	4,601,835
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	2,925,000	2,995,902
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	2,240,000	2,291,094
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	1,064,313
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	944,656
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	765,603
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,901,348
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,743,690
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	370,000	424,512
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	780,000	868,990
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	1,000,000	1,104,660
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), 5.00%, 1/1/31	6,280,000	7,600,998
Maricopa County Industrial Development Authority Rev., (Scottsdale Healthcare Hospitals Obligated Group), VRDN, 2.22%, (MUNIPSA plus 0.80%), 9/1/24	7,735,000	7,740,337
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	838,887
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	735,792
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,223,410
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/20, Prerefunded at 100% of Par(2)	3,050,000	3,165,717
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/21	1,000,000	1,073,580
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/22	1,250,000	1,384,875
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(2)	1,120,000	1,123,203
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(2)	680,000	681,945

	Principal Amount	Value
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	$10,000,000	$12,569,300
		96,970,057
Arkansas — 0.1%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,086,050
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,499,128
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,289,719
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/26	1,000,000	1,130,560
		5,005,457
California — 7.6%
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/21	700,000	735,182
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,154,450
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	8,178,020
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24	1,500,000	1,766,295
Anaheim Public Financing Authority Rev., 5.00%, 5/1/26	2,000,000	2,352,960
Anaheim Public Financing Authority Rev., 5.00%, 5/1/27	1,725,000	2,024,943
Anaheim Public Financing Authority Rev., 5.00%, 5/1/30	1,750,000	2,034,375
Anaheim Public Financing Authority Rev., 5.00%, 5/1/31	2,000,000	2,315,780
Anaheim Public Financing Authority Rev., 5.00%, 5/1/32	2,000,000	2,310,660
Anaheim Public Financing Authority Rev., 5.00%, 5/1/33	1,800,000	2,075,922
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(3)	2,000,000	1,755,500
Bay Area Toll Authority Rev., VRDN, 2.52%, (MUNIPSA plus 1.10%), 4/1/24	3,750,000	3,852,150
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,030,280
California Health Facilities Financing Authority Rev., (Adventist Health System / West Obligated Group), 5.75%, 9/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,526,375
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	10,000,000	10,194,700
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 5.50%, 7/1/19, Prerefunded at 100% of Par(2)	5,000,000	5,015,250
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,810,000	2,031,273
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/21(1)	600,000	614,748
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	1,750,000	1,883,910
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	600,000	675,486
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,149,500
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,170,630
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,188,200
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/20, Prerefunded at 100% of Par(2)	1,500,000	1,573,680

	Principal Amount	Value
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	$2,035,000	$2,282,171
California State Public Works Board Rev., 5.00%, 4/1/24	11,500,000	12,642,985
California State Public Works Board Rev., 5.00%, 4/1/25	5,000,000	5,495,500
California Statewide Communities Development Authority Rev., 5.25%, 7/1/19, Prerefunded at 101% of Par (AGM)(2)	35,000	35,099
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,765,875
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,800,465
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,196,110
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	10,400,000	11,354,928
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	2,385,000	2,525,214
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(3)	2,530,000	2,005,227
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,450,000	2,879,436
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	4,000,000	4,471,200
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,500,000	2,732,750
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	2,500,000	2,835,525
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	2,500,000	2,948,225
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,750,000	1,987,475
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,542,663
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,865,330
Irvine Special Tax, 4.00%, 9/1/27	1,455,000	1,581,556
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,742,573
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,459,263
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,232,822
Kern County COP, 5.00%, 11/1/21 (AGM)	2,875,000	3,116,098
Kern County COP, 5.00%, 11/1/22 (AGM)	2,915,000	3,253,927
Los Angeles County COP, 5.00%, 9/1/20	900,000	943,155
Los Angeles Department of Water Rev., 5.00%, 7/1/19	250,000	250,728
Los Angeles Department of Water Rev., 5.00%, 7/1/20	1,000,000	1,041,340
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	2,400,000	2,406,600
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	3,150,000	3,505,730
Oakland Unified School District / Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(2)	1,975,000	2,201,217
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26	1,025,000	1,214,225
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,295,000	1,529,201
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,000,000	1,176,760
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/34	1,000,000	1,148,890
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/35	800,000	916,864
Palomar Health COP, (Palomar Health Obligated Group), 6.00%, 11/1/20, Prerefunded at 100% of Par(2)	5,985,000	6,371,871
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/20	1,375,000	1,430,151
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	2,500,000	2,738,225

	Principal Amount	Value
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/23	$2,500,000	$2,798,825
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/25	2,095,000	2,445,640
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,370,400
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/28	3,500,000	4,095,980
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,849,718
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,443,750
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,046,200
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(3)	5,110,000	2,632,417
Poway Unified School District Public Financing Authority Special Tax, 3.00%, 9/1/19	300,000	301,383
Poway Unified School District Public Financing Authority Special Tax, 4.00%, 9/1/20	300,000	310,659
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/22	325,000	363,646
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,332,766
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	736,132
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,263,155
Riverside County Transportation Commission Rev., 5.25%, 6/1/23, Prerefunded at 100% of Par(2)	2,865,000	3,313,487
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,050,000	4,506,840
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(2)	2,000,000	2,085,940
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(2)	3,070,000	3,201,918
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/29	6,000,000	6,942,000
State of California GO, 5.00%, 9/1/24	10,000,000	11,165,400
State of California GO, 5.00%, 3/1/26	5,000,000	5,987,200
State of California GO, 5.00%, 12/1/26	3,955,000	4,579,415
State of California GO, 5.00%, 2/1/27	10,000,000	11,289,600
State of California GO, 5.00%, 11/1/27	5,000,000	5,768,400
State of California GO, 5.00%, 2/1/28	10,000,000	11,274,400
State of California GO, 4.00%, 9/1/32	5,000,000	5,640,200
State of California GO, 5.50%, 11/1/39	10,000,000	10,161,600
State of California GO, VRDN, 2.44%, (70% of the 1-month LIBOR plus 0.70%), 12/1/20	8,500,000	8,530,005
State of California GO, VRDN, 2.50%, (70% of the 1-month LIBOR plus 0.76%), 12/1/21	4,000,000	4,021,760
State of California GO, VRN, 2.57%, (MUNIPSA plus 1.15%), 5/1/20	2,120,000	2,128,204
Twin Rivers Unified School District COP, VRDN, 3.20%, 6/1/20 (AGM)	5,305,000	5,320,066
		296,144,749

	Principal Amount	Value
Colorado — 3.1%
Adams County COP, 5.00%, 12/1/25	$2,720,000	$3,273,248
Adams County COP, 4.00%, 12/1/26	2,250,000	2,555,887
Adams County COP, 4.00%, 12/1/27	1,310,000	1,478,741
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43	3,000,000	3,798,210
Aurora Rev., (Children's Hospital Colorado Obligated Group), 5.00%, 12/1/40	1,250,000	1,288,388
City & County of Denver Airport System Rev., 5.00%, 11/15/21	2,500,000	2,630,550
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	8,383,650
City & County of Denver Airport System Rev., VRDN, 2.60%, (70% of the 1-month LIBOR plus 0.86%), 11/15/19	3,400,000	3,401,564
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/21	1,865,000	1,944,244
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/22	2,100,000	2,239,503
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,255,011
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/22	1,935,000	2,109,905
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/23	2,060,000	2,291,935
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/24	2,165,000	2,457,123
Colorado Health Facilities Authority Rev., (Adventist Health System/Sunbelt Obligated Group), VRDN, 5.00%, 11/15/23	2,000,000	2,285,780
Colorado Health Facilities Authority Rev., (Catholic Health Initiatives), 6.00%, 10/1/23	1,500,000	1,516,500
Colorado Health Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,250,000	1,393,062
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/20	690,000	708,796
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/21	325,000	342,505
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/22	400,000	431,668
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	800,000	882,000
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	577,361
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	398,692
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	450,208
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 3.125%, 5/15/27	1,250,000	1,254,338
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	466,648
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	294,340
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,526,293
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	688,422

	Principal Amount	Value
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	$690,000	$827,089
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	841,577
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	580,046
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,116,760
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,114,050
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/28	2,300,000	2,695,761
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/30	2,000,000	2,314,520
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/31	1,500,000	1,724,895
E-470 Public Highway Authority Rev., VRDN, 2.05%, (67% of the 1-month LIBOR plus 0.42%), 9/1/21	3,000,000	3,000,360
E-470 Public Highway Authority Rev., VRDN, 2.68%, (67% of the 1-month LIBOR plus 1.05%), 9/1/21	1,000,000	1,008,290
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	607,615
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,232,990
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	937,245
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,119,160
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	229,936
Park Creek Metropolitan District Rev., 5.00%, 12/1/31	1,235,000	1,500,031
Park Creek Metropolitan District Rev., 5.00%, 12/1/34	1,465,000	1,760,285
Park Creek Metropolitan District Rev., 5.00%, 12/1/35	1,540,000	1,844,104
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,000,000	1,134,770
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,700,000	2,014,347
Park Creek Metropolitan District Rev., 5.00%, 12/1/38	1,785,000	2,093,287
Park Creek Metropolitan District Rev., 5.00%, 12/1/45	3,875,000	4,323,105
Regional Transportation District COP, 5.50%, 6/1/21	170,000	176,565
Regional Transportation District Rev., 5.00%, 11/1/25	9,800,000	10,936,016
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 7/15/19	3,600,000	3,611,052
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 1/15/20	4,835,000	4,915,358
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/20	2,895,000	2,973,947
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/21	1,400,000	1,438,178
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/21	1,400,000	1,438,178
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/22	1,400,000	1,438,178
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/22	1,500,000	1,540,905
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,220,000	1,266,714
University of Colorado Rev., 5.25%, 6/1/19, Prerefunded at 100% of Par(2)	1,400,000	1,400,000
		119,479,886
Connecticut — 1.8%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	597,705
Bridgeport GO, 5.00%, 8/15/26	3,000,000	3,543,210

	Principal Amount	Value
Bridgeport GO, 5.00%, 8/15/27(2)	$335,000	$418,087
Bridgeport GO, 5.00%, 8/15/27	4,665,000	5,597,767
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	736,536
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,808,685
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	604,225
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,530,790
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,196,040
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,179,450
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	758,907
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	2,026,972
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,176,050
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,722,899
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/30	1,000,000	1,176,110
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/32	1,030,000	1,198,487
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/33	1,000,000	1,157,240
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,000,000	1,151,130
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/19	1,000,000	1,001,200
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/20	1,000,000	1,015,260
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/21	1,000,000	1,026,050
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 5.00%, 7/1/22	2,665,000	2,834,734
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	6,302,762
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	722,046
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	598,465
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,312,454
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	414,978
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	472,784
Connecticut State Health & Educational Facilities Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/31	1,400,000	1,651,160
Connecticut State Health & Educational Facilities Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/32	1,000,000	1,173,550
Connecticut State Health & Educational Facilities Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/33	1,175,000	1,374,738
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22(1)	3,740,000	3,977,565
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(1)	5,000,000	5,569,700
New Haven GO, 5.00%, 8/1/23 (AGM)(2)	1,435,000	1,639,200

	Principal Amount	Value
New Haven GO, 5.00%, 8/1/23 (AGM)	$8,565,000	$9,606,675
State of Connecticut Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,349,720
		70,623,331
District of Columbia — 1.4%
District of Columbia GO, 5.00%, 6/1/20	3,000,000	3,106,590
District of Columbia GO, 5.00%, 10/15/35	15,000,000	18,676,050
District of Columbia GO, 5.00%, 10/15/44	15,000,000	18,284,700
District of Columbia Rev., 5.00%, 12/1/19	5,000,000	5,089,850
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23(2)	1,000,000	1,129,610
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24(2)	1,000,000	1,161,800
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	2,070,180
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/39	5,000,000	5,048,150
		54,566,930
Florida — 5.0%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.00%, 11/15/23	3,800,000	3,830,666
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	3,076,507
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,116,300
Broward County Airport System Rev., 5.00%, 10/1/26	1,000,000	1,113,890
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	6,050,000	6,263,746
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/22	8,000,000	8,818,480
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,170,760
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	868,935
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,441,138
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/29	1,965,000	2,298,696
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/32	2,215,000	2,546,342
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/34	2,395,000	2,738,802
Florida Municipal Power Agency Rev., 5.25%, 10/1/19, Prerefunded at 100% of Par(2)	2,000,000	2,024,820
Fort Myers Rev., 4.00%, 12/1/29	170,000	187,860
Fort Myers Rev., 4.00%, 12/1/30	150,000	164,658
Fort Myers Rev., 4.00%, 12/1/31	650,000	710,047
Gainesville Utilities System Rev., 5.00%, 10/1/22	1,000,000	1,115,270
Gainesville Utilities System Rev., 5.00%, 10/1/24	2,000,000	2,361,060
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	2,021,040
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,543,050
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,618,572
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,959,275
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	1,009,733
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,654,618
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	905,805
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,461,244

	Principal Amount	Value
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	$2,500,000	$2,854,825
Miami-Dade County Aviation Rev., 5.00%, 10/1/41	3,000,000	3,122,130
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/26	2,000,000	2,299,580
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/27	1,500,000	1,720,770
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/29	800,000	913,024
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,610,000	1,830,892
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,835,000	2,087,698
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,000,000	1,133,630
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,500,000	1,700,445
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	6,101,150
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	6,085,150
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/42	9,520,000	10,438,870
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,248,159
Monroe County School District Rev., 5.00%, 10/1/22 (AGM)	400,000	443,628
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	570,700
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	585,790
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	995,000	1,085,804
Orange County School Board COP, 5.00%, 8/1/22, Prerefunded at 100% of Par(2)	8,000,000	8,886,640
Orange County School Board COP, 5.00%, 8/1/22, Prerefunded at 100% of Par(2)	6,500,000	7,220,395
Orlando Rev., 5.00%, 11/1/31 (AGM)	5,000,000	6,053,050
Orlando Rev., 5.00%, 11/1/32 (AGM)	2,500,000	3,017,125
Orlando Utilities Commission Rev., 5.00%, 10/1/19	1,500,000	1,517,715
Orlando Utilities Commission Rev., 5.00%, 10/1/21	4,745,000	5,134,043
Orlando Utilities Commission Rev., 5.00%, 10/1/22	1,750,000	1,952,930
Orlando-Orange County Expressway Authority Rev., (Central Florida Expressway Authority), 5.00%, 7/1/20, Prerefunded at 100% of Par(2)	1,880,000	1,951,327
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.25%, 7/1/20, Prerefunded at 100% of Par (AGM)(2)	5,850,000	6,087,510
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	1,130,380
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,452,621
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	5,256,289
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,724,772
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	1,120,830
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,487,038
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	1,094,740
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	2,185,000
School District of Broward County COP, 5.00%, 7/1/26	2,170,000	2,382,031
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,619,500
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,940,684

	Principal Amount	Value
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	$3,250,000	$3,259,067
Sunrise Utility System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(2)	430,000	441,722
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	904,840
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,118,900
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,308,379
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,766,324
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,678,305
Village Community Development District No. 12 Special Assessment, 3.25%, 5/1/23(1)	655,000	667,491
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28(1)	2,250,000	2,352,555
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33(1)	2,000,000	2,097,800
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,225,060
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,462,548
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,233,696
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,286,012
		193,260,878
Georgia — 1.8%
Atlanta Tax Allocation, 5.00%, 1/1/20	625,000	637,000
Atlanta Tax Allocation, 5.00%, 1/1/20	1,000,000	1,019,200
Atlanta Tax Allocation, 5.00%, 1/1/20	950,000	968,240
Atlanta Tax Allocation, 5.00%, 1/1/21	200,000	203,862
Atlanta Tax Allocation, 5.00%, 1/1/21	750,000	787,455
Atlanta Tax Allocation, 5.00%, 1/1/23(2)	300,000	336,969
Atlanta Tax Allocation, 5.00%, 12/1/23	2,000,000	2,269,020
Atlanta Tax Allocation, 5.00%, 1/1/24(2)	300,000	346,830
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	1,046,124
Atlanta Tax Allocation, 5.00%, 1/1/25(2)	225,000	266,965
Atlanta Tax Allocation, 5.00%, 1/1/26(2)	300,000	364,875
Atlanta Tax Allocation, 5.00%, 1/1/26, Prerefunded at 100% of Par(2)	300,000	364,875
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,357,378
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,203,700
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/19, Prerefunded at 100% of Par(2)	4,000,000	4,000,000
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/35	2,000,000	2,532,580
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/36	2,500,000	3,181,975
Main Street Natural Gas, Inc. Rev., VRDN, 4.00%, 9/1/23 (LIQ FAC: Royal Bank of Canada)	12,500,000	13,580,625
Main Street Natural Gas, Inc. Rev., VRDN, 1.99%, (MUNIPSA plus 0.57%), 12/1/23 (LIQ FAC: Royal Bank of Canada)	10,000,000	9,910,800

	Principal Amount	Value
Main Street Natural Gas, Inc. Rev., VRDN, 2.50%, (67% of the 1-month LIBOR plus 0.83%), 12/1/23 (LIQ FAC: Royal Bank of Canada)	$10,000,000	$9,919,000
Main Street Natural Gas, Inc. Rev., VRDN, 4.00%, 12/2/24	6,000,000	6,651,780
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/27(1)	5,000,000	5,793,350
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/35	1,000,000	1,007,960
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/44	1,500,000	1,650,165
		69,400,728
Guam — 0.2%
Guam Government GO, 6.00%, 11/15/19	1,120,000	1,140,126
Guam Government Department of Education COP, 6.875%, 12/1/40	1,500,000	1,547,715
Guam Government Power Authority Rev., 5.00%, 10/1/20 (AGM)	1,000,000	1,043,030
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,210,700
Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	1,000,000	1,104,020
		7,045,591
Hawaii — 1.0%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	905,000	1,002,134
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.50%, 7/1/20, Prerefunded at 100% of Par(2)	2,500,000	2,606,200
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.75%, 7/1/20, Prerefunded at 100% of Par(2)	1,000,000	1,045,140
State of Hawaii GO, 5.00%, 8/1/23	2,305,000	2,638,948
State of Hawaii GO, 5.00%, 12/1/23	10,000,000	10,872,200
State of Hawaii GO, 5.00%, 1/1/35	8,000,000	9,959,680
State of Hawaii GO, 5.00%, 1/1/36	7,000,000	8,684,900
		36,809,202
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Health System Obligated Group), 5.00%, 7/1/20, Prerefunded at 100% of Par (AGM)(2)	500,000	518,970
Idaho Housing & Finance Association Rev., 5.00%, 7/15/29	3,000,000	3,204,000
		3,722,970
Illinois — 12.2%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,331,792
Adams County School District No. 172 GO, 5.00%, 2/1/24 (BAM)	1,030,000	1,167,443
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,157,590
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,178,190
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,952,364
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,090,410
Chicago GO, 5.00%, 1/1/28	5,000,000	5,726,800
Chicago GO, 5.50%, 1/1/35	5,000,000	5,781,350
Chicago GO, 6.00%, 1/1/38	5,000,000	5,809,350
Chicago Board of Education GO, 5.00%, 12/1/27 (AGM)	15,000,000	17,875,050
Chicago Board of Education GO, 5.00%, 12/1/33 (AGM)	1,250,000	1,469,675
Chicago Midway International Airport Rev., 5.00%, 1/1/21	800,000	843,544
Chicago Midway International Airport Rev., 5.00%, 1/1/22	600,000	651,642

	Principal Amount	Value
Chicago O'Hare International Airport Rev., 5.00%, 1/1/21, Prerefunded at 100% of Par(2)	$1,000,000	$1,056,200
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,676,430
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,590,920
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	10,721,128
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,748,105
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,642,600
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,933,702
Chicago O'Hare International Airport Rev., 5.75%, 1/1/39	320,000	339,766
Chicago Transit Authority Rev., 5.00%, 6/1/22	3,000,000	3,264,600
Chicago Transit Authority Rev., 5.00%, 6/1/23	4,150,000	4,618,784
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,138,800
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,321,240
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,225,543
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,805,639
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,991,550
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,104,960
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	3,555,000	4,123,800
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,101,700
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	838,277
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	835,453
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,484,230
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,655,202
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	4,221,787
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	11,517,100
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,853,150
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,379,420
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,660,152
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,846,147
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,825,043
Cook County GO, 5.00%, 11/15/21	600,000	645,612
Cook County GO, 5.00%, 11/15/25	3,600,000	4,179,276
Cook County GO, 5.00%, 11/15/27	2,800,000	3,246,124
Cook County GO, 5.00%, 11/15/28	4,150,000	4,777,895
Cook County GO, 5.00%, 11/15/29	3,100,000	3,546,555
Cook County GO, 5.00%, 11/15/30	2,500,000	2,852,925
Cook County GO, 5.00%, 11/15/31	2,350,000	2,675,005
Cook County GO, 5.00%, 11/15/34	2,000,000	2,256,620
Cook County GO, 5.00%, 11/15/35	1,800,000	2,024,568
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,134,510
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	2,076,516
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,365,942
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/22 (BAM)	2,000,000	2,214,940
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,411,840

	Principal Amount	Value
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	$4,000,000	$4,656,240
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,854,492
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,312,511
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,379,747
Decatur GO, 5.00%, 3/1/24 (AGM)	1,000,000	1,133,730
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,212,524
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,184,180
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,277,683
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,421,490
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,487,779
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,557,217
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,623,459
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,780,582
Du Page County Rev., (Morton Arboretum), VRDN, 1.43%, 6/7/19 (LOC: Northern Trust Company)	1,800,000	1,800,000
Governors State University COP, 5.00%, 7/1/22 (BAM)	320,000	345,283
Governors State University COP, 5.00%, 7/1/23 (BAM)	400,000	440,792
Governors State University COP, 5.00%, 7/1/24 (BAM)	400,000	450,008
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	458,860
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	408,555
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	467,992
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	884,288
Illinois Finance Authority Rev., 5.00%, 7/1/33	10,000,000	12,548,800
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	1,500,000	1,646,610
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	8,307,940
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,740,885
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/26	1,065,000	1,172,043
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/27	1,095,000	1,211,475
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/30	1,900,000	2,069,309
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/33	3,000,000	3,231,870
Illinois Finance Authority Rev., (Carle Foundation Obligated Group), 6.00%, 8/15/41	2,000,000	2,164,700
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,123,470
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	2,212,080
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,235,587
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	574,770
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	358,845
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	566,170

	Principal Amount	Value
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	$570,000	$641,165
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	500,000	559,930
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,653,510
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	825,698
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/23	1,175,000	1,309,444
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/24	1,235,000	1,409,728
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/25	1,295,000	1,504,531
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/29	1,575,000	1,837,804
Illinois Finance Authority Rev., (Illinois Wesleyan University), 4.00%, 9/1/41	2,550,000	2,661,103
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/46	2,000,000	2,248,240
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/32	2,370,000	2,881,470
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/33	2,055,000	2,480,385
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/34	4,370,000	5,253,483
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,316,800
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	3,212,171
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,366,350
Illinois Finance Authority Rev., (Northwestern Memorial Healthcare Obligated Group), 5.00%, 11/1/19, Prerefunded at 100% of Par(2)	3,340,000	3,388,029
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	245,000	276,595
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	803,733
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	380,133
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	795,867
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	838,605
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,000,000	5,780,150
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,475,000	6,325,924
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/20	1,045,000	1,079,203
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/22	825,000	895,265
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23	1,000,000	1,109,470
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,551,162
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,922,511
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,230,100

	Principal Amount	Value
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	$1,000,000	$1,219,970
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,451,988
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	3,021,275
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	17,388,344
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,796,375
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	10,670,200
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/22	5,000,000	5,457,750
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/27	3,000,000	3,571,980
Regional Transportation Authority Rev., 7.20%, 11/1/20 (Ambac)	245,000	257,559
Springfield Electric Rev., 5.00%, 3/1/20	1,000,000	1,024,340
Springfield Electric Rev., 5.00%, 3/1/21	1,000,000	1,056,550
Springfield Electric Rev., 5.00%, 3/1/22	1,750,000	1,907,570
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,393,566
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,293,800
State of Illinois GO, 5.00%, 5/1/22	5,000,000	5,399,600
State of Illinois GO, 5.00%, 11/1/23	5,000,000	5,546,500
State of Illinois GO, 5.00%, 10/1/24	3,000,000	3,377,550
State of Illinois GO, 5.00%, 11/1/25	3,000,000	3,409,800
State of Illinois GO, 5.00%, 2/1/26	4,000,000	4,539,800
State of Illinois GO, 5.00%, 11/1/26	12,715,000	14,574,823
State of Illinois GO, 5.125%, 12/1/29	17,000,000	19,619,700
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,380,350
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,437,700
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,193,020
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,488,211
State of Illinois GO, 5.00%, 12/1/42	5,000,000	5,490,400
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,481,168
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,803,220
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,278,776
Village of Bellwood GO, 5.00%, 12/1/21 (AGM)	1,000,000	1,074,470
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,157,972
Village of Bellwood GO, 5.00%, 12/1/23 (AGM)	1,000,000	1,129,440
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	925,816
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,761,735
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,188,340
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,175,290
Village of Crestwood GO, 4.00%, 12/15/20 (BAM)	835,000	862,480
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	640,692
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	850,628
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,126,740
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	1,013,274
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,259,115
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,437,222
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	2,294,212
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	6,280,000	7,436,211

	Principal Amount	Value
Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Clg GO, 5.00%, 1/1/20 (AGM)	$2,735,000	$2,785,433
		473,456,436
Indiana — 1.3%
Indiana Finance Authority Rev., 5.00%, 2/1/23	1,735,000	1,946,202
Indiana Finance Authority Rev., 5.00%, 2/1/24	2,200,000	2,533,784
Indiana Finance Authority Rev., 5.00%, 2/1/26	3,030,000	3,618,820
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,334,357
Indiana Finance Authority Rev., 5.25%, 2/1/27	2,000,000	2,413,180
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,382,421
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,959,475
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/23	2,645,000	2,868,661
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/24	3,025,000	3,277,920
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/25	1,750,000	1,896,317
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	2,156,905
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,145,020
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,174,087
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,188,390
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/20	1,000,000	1,032,140
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,404,429
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,124,350
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,288,230
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,394,312
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,623,440
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,374,913
Indiana Finance Authority Rev., (Parkview Health System Obligated Group), VRDN, 1.97%, (MUNIPSA plus 0.55%), 11/1/23	5,000,000	5,002,450
Indiana University Rev., 5.00%, 8/1/19	4,200,000	4,224,066
		49,363,869
Iowa — 0.1%
State of Iowa Rev., 5.00%, 6/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,500,000
Kansas†
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/21	800,000	860,528
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	1,015,682
		1,876,210
Kentucky — 1.8%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/20	400,000	404,380

	Principal Amount	Value
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/21	$535,000	$548,947
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	2,065,000	2,273,276
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	4,072,255
Kenton County Airport Board Rev., 5.00%, 1/1/23	825,000	926,623
Kenton County Airport Board Rev., 5.00%, 1/1/24	750,000	866,175
Kenton County Airport Board Rev., 5.00%, 1/1/26	1,330,000	1,612,705
Kentucky Asset Liability Commission Rev., 5.00%, 9/1/20	4,135,000	4,309,662
Kentucky Economic Development Finance Authority Rev., (Louisville Arena Authority, Inc.), 4.00%, 12/1/41 (AGM)	250,000	267,990
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/21	750,000	788,468
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/22	1,000,000	1,075,200
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	1,620,000	1,774,305
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,235,300
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,532,682
Kentucky Public Energy Authority Rev., VRDN, 4.00%, 1/1/25	10,000,000	10,983,300
Kentucky Public Energy Authority Rev., VRDN, 4.00%, 6/1/25	17,000,000	18,645,770
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/31 (BAM)	2,000,000	2,430,620
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/33 (BAM)	1,750,000	2,112,635
Kentucky Turnpike Authority Rev., 5.00%, 7/1/19	1,000,000	1,002,580
Kentucky Turnpike Authority Rev., 5.00%, 7/1/20	1,500,000	1,554,945
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,733,325
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,772,595
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,326,655
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,392,660
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,682,528
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,774,485
		71,100,066
Louisiana — 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,322,716
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/48 (AGM)	5,765,000	6,604,787
Louisiana Public Facilities Authority Rev., (Entergy Louisiana LLC), 3.375%, 9/1/28	10,000,000	10,095,400
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/45	6,000,000	6,568,860
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,166,052
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,158,478
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,486,420

	Principal Amount	Value
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	$500,000	$601,890
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	982,864
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	426,811
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,333,145
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,448,244
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,435,632
New Orleans Sewerage Service Rev., 5.00%, 6/1/19	350,000	350,000
New Orleans Sewerage Service Rev., 5.00%, 6/1/21	400,000	425,256
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	280,690
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	230,324
Regional Transit Authority Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,017,380
Regional Transit Authority Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,311,075
Shreveport Water & Sewer Rev., 4.00%, 12/1/44 (AGM)	800,000	869,504
Shreveport Water & Sewer Rev., 4.00%, 12/1/37 (AGM)	790,000	869,158
		45,984,686
Maine†
Portland General Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,823,523
Maryland — 2.0%
Baltimore Rev., 4.25%, 6/1/26	2,050,000	2,143,316
Baltimore Rev., 4.00%, 9/1/27	400,000	421,832
Baltimore Rev., 4.75%, 6/1/31	1,500,000	1,568,025
Baltimore Rev., 4.00%, 7/1/34	2,500,000	2,834,125
Baltimore Rev., 4.00%, 7/1/34	2,275,000	2,581,238
Baltimore Rev., 4.00%, 7/1/35	1,750,000	1,976,240
Baltimore Rev., 4.00%, 7/1/35	3,310,000	3,737,917
Baltimore Rev., 4.00%, 7/1/36	2,675,000	3,010,151
Baltimore Rev., 4.00%, 7/1/36	1,440,000	1,620,418
Baltimore Rev., 4.00%, 7/1/37	1,500,000	1,681,320
Baltimore Rev., 4.00%, 7/1/37	1,465,000	1,642,089
Baltimore Rev., 5.00%, 9/1/38	1,600,000	1,735,856
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/21	1,000,000	1,070,430
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/22	500,000	549,815
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/23	1,520,000	1,712,432
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/24	850,000	977,644
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/25	2,000,000	2,329,600
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/28	2,850,000	3,385,059
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/29	1,000,000	1,179,490
Maryland Economic Development Corp. Rev., 4.00%, 7/1/24 (AGM)	300,000	334,176
Maryland Economic Development Corp. Rev., 4.00%, 7/1/25 (AGM)	330,000	372,745
Maryland Economic Development Corp. Rev., 4.00%, 7/1/26 (AGM)	375,000	428,411
Maryland Economic Development Corp. Rev., 5.00%, 6/1/35 (AGM)	1,230,000	1,439,543
Maryland Economic Development Corp. Rev., 5.00%, 6/1/43 (AGM)	1,000,000	1,157,300
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	597,630

	Principal Amount	Value
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	$2,000,000	$2,369,600
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	230,530
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	204,897
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	142,658
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	153,902
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	206,192
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	292,990
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	349,704
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	377,140
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/20	500,000	509,165
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/21	500,000	524,850
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	4,155,123
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/32	460,000	527,454
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/34	675,000	769,723
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/42	1,000,000	1,119,140
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,893,076
Maryland Stadium Authority Rev., 5.00%, 5/1/22	1,480,000	1,628,651
Maryland Stadium Authority Rev., 5.00%, 5/1/26	2,550,000	3,106,308
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/20	1,260,000	1,284,482
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/21	1,850,000	1,922,520
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/22	1,945,000	2,052,772
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/23	2,045,000	2,186,330
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/24	2,150,000	2,316,668
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 2.50%, 11/1/24	4,000,000	4,000,920
		75,811,597
Massachusetts — 2.5%
Massachusetts GO, 5.00%, 1/1/37	10,000,000	12,324,200
Massachusetts GO, VRDN, 1.70%, 8/1/22	5,500,000	5,512,815

	Principal Amount	Value
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/22	$570,000	$615,902
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/23	400,000	443,220
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/25	525,000	607,514
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/26	550,000	648,098
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/28	4,540,000	5,505,976
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,939,056
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	475,000	555,973
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,963,558
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(1)	1,000,000	1,096,230
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(1)	1,000,000	1,089,200
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/20	500,000	519,970
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/21	555,000	592,235
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/22	1,370,000	1,496,451
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/23	2,210,000	2,465,830
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/30	1,130,000	1,307,331
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/31	1,200,000	1,382,280
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/25	250,000	294,522
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/26	1,000,000	1,198,930
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/27	1,100,000	1,315,710
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/31	620,000	752,835
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/32	775,000	936,704
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/33	775,000	933,596
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/34	550,000	659,763
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/35	470,000	561,236
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/36	445,000	529,141
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/37	605,000	716,665
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	2,096,309
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/32	1,875,000	2,265,019
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/34	1,330,000	1,592,569

	Principal Amount	Value
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/44	$1,300,000	$1,513,733
Massachusetts Health & Educational Facilities Authority Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/21	1,050,000	1,086,403
Massachusetts Port Authority Rev., 4.00%, 7/1/22	2,655,000	2,860,178
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	3,575,000	3,942,367
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	8,000,000	8,822,080
Massachusetts School Building Authority Rev., 5.00%, 10/15/32	6,630,000	7,130,963
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(2)	1,755,000	1,879,026
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,070,670
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/23	1,000,000	1,020,300
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/24	6,000,000	6,121,800
		96,366,358
Michigan — 3.9%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	952,998
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,640,211
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,780,270
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,893,883
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	2,070,955
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,178,446
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	2,012,085
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,676,541
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,792,977
Detroit City School District GO, 5.00%, 5/1/28 (Q-SBLF)	6,500,000	7,078,370
Detroit City School District GO, 5.00%, 5/1/31 (Q-SBLF)	5,000,000	5,434,750
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/19 (AGM)	130,000	130,300
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/20 (AGM)	1,200,000	1,239,384
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/21 (AGM)	200,000	212,596
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	300,000	327,627
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	500,000	546,045
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	400,000	448,064
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	850,000	975,545
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	750,000	860,775
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	550,000	629,717

	Principal Amount	Value
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	$500,000	$572,470
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/26 (AGM)	600,000	685,722
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/27 (AGM)	1,250,000	1,425,413
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/28 (AGM)	1,600,000	1,818,608
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/30 (AGM)	1,255,000	1,415,590
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/31 (AGM)	1,625,000	1,826,354
Detroit Sewage Disposal System Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.25%, 7/1/39	19,250,000	20,947,850
Detroit Water Supply System Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/36	1,000,000	1,051,480
Lansing Board of Water & Light Rev., 5.00%, 7/1/27	5,000,000	5,333,900
Lincoln Consolidated School District GO, 5.00%, 5/1/21 (AGM Q-SBLF)	1,000,000	1,065,390
Lincoln Consolidated School District GO, 5.00%, 5/1/22 (AGM Q-SBLF)	500,000	549,320
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,130,840
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,162,500
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,184,170
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,736,750
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,908,078
Michigan Finance Authority Rev., 5.00%, 10/1/27	3,030,000	3,489,469
Michigan Finance Authority Rev., 5.00%, 10/1/28	3,465,000	3,975,498
Michigan Finance Authority Rev., (Beaumont Health Obligated Group), 4.00%, 11/1/46	5,000,000	5,210,300
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,265,460
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,702,035
Michigan Finance Authority Rev., (Lawrence Technological University), 5.00%, 2/1/22	1,740,000	1,846,993
Michigan Finance Authority Rev., (Lawrence Technological University), 5.25%, 2/1/27	4,225,000	4,861,623
Michigan Finance Authority Rev., (Lawrence Technological University), 5.25%, 2/1/32	4,000,000	4,495,080
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/25	1,000,000	1,154,160
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/27	1,400,000	1,611,652
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/28	1,250,000	1,436,450
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/29	1,565,000	1,794,476
Michigan State Building Authority Rev., 5.25%, 10/15/20	4,000,000	4,055,600
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	2,090,515
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	916,523

	Principal Amount	Value
Michigan State Hospital Finance Authority Rev., (Ascension Health Credit Group), VRDN, 1.625%, 11/1/19	$5,875,000	$5,877,232
Michigan State Housing Development Authority Rev., VRDN, 1.43%, 6/7/19 (SBBPA: Barclays Bank plc)	610,000	610,000
Michigan Strategic Fund Rev., (DTE Electric Co.), VRDN, 1.45%, 9/1/21	1,375,000	1,359,339
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,204,049
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,217,289
Saginaw Water Supply System Rev., 4.00%, 7/1/20 (AGM)	350,000	359,748
Saginaw Water Supply System Rev., 4.00%, 7/1/22 (AGM)	1,335,000	1,427,756
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,529,399
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,747,918
Warren Consolidated Schools GO, 4.00%, 5/1/22 (AGM)	1,645,000	1,750,954
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,244,617
Wayne County Airport Authority Rev., 5.00%, 12/1/30	1,000,000	1,157,830
Wayne County Airport Authority Rev., 5.00%, 12/1/31	650,000	750,029
Wayne County Airport Authority Rev., 5.00%, 12/1/32	1,175,000	1,351,861
Wayne County Airport Authority Rev., 5.00%, 12/1/34	1,150,000	1,316,681
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/21 (Q-SBLF)	510,000	540,376
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,196,174
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,291,360
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,932,669
		151,467,089
Minnesota — 0.7%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,186,230
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,170,450
Duluth Independent School District No. 709 COP, 5.00%, 2/1/20 (SD CRED PROG)	365,000	372,796
Duluth Independent School District No. 709 COP, 5.00%, 2/1/21 (SD CRED PROG)	300,000	315,558
Duluth Independent School District No. 709 COP, 5.00%, 2/1/22 (SD CRED PROG)	325,000	351,195
Duluth Independent School District No. 709 COP, 5.00%, 2/1/23 (SD CRED PROG)	380,000	420,257
Duluth Independent School District No. 709 COP, 5.00%, 2/1/24 (SD CRED PROG)	420,000	474,646
Duluth Independent School District No. 709 COP, 5.00%, 2/1/25 (SD CRED PROG)	375,000	432,578
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	463,509
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	440,862
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	422,548
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/23	500,000	559,160
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,377,252
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	939,960

	Principal Amount	Value
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/32	$1,000,000	$1,145,150
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/37	2,000,000	2,257,180
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/47	4,500,000	5,005,350
Minnesota Higher Education Facilities Authority Rev., (College of Saint Benedict), 4.00%, 3/1/43	1,000,000	1,029,830
Rochester Rev., (Mayo Clinic), VRDN, 4.50%, 11/15/21	6,000,000	6,427,260
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,396,280
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,186,370
		28,374,421
Mississippi — 0.9%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/20	645,000	665,047
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/21	1,000,000	1,058,990
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/22	1,000,000	1,085,520
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,662,210
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,288,480
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,136,710
Jackson Water & Sewer System Rev., 4.00%, 9/1/20 (BAM)	625,000	639,619
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	582,477
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	623,465
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.29%, 6/3/19 (GA: Chevron Corp.)	3,800,000	3,800,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.40%, 6/3/19 (GA: Chevron Corp.)	2,000,000	2,000,000
Mississippi Business Finance Corp. Rev.,(Chevron USA, Inc.), VRDN, 2.40%, 6/3/19 (GA: Chevron Corp.)	1,450,000	1,450,000
Mississippi Development Bank Rev., 5.00%, 7/1/19 (Ambac)	4,160,000	4,170,650
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	5,062,387
State of Mississippi GO, 5.00%, 12/1/23, Prerefunded at 100% of Par(2)	5,000,000	5,778,600
State of Mississippi GO, VRDN, 2.00%, (67% of the 1-month LIBOR plus 0.33%), 9/1/20	2,745,000	2,745,412
		34,749,567
Missouri — 0.9%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/22	1,170,000	1,254,790
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/23	600,000	656,964
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,117,410
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	932,391
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,291,928
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,572,003
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,442,359

	Principal Amount	Value
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/31	$650,000	$810,413
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/32	1,000,000	1,236,210
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/33	750,000	923,340
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/35	915,000	1,116,977
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 4.00%, 2/15/37	500,000	551,535
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.00%, 6/1/29	4,500,000	5,685,525
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/20	400,000	408,284
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/22	450,000	491,000
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/24	600,000	694,086
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	656,289
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	316,553
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	630,065
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	650,212
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	583,044
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/23	1,790,000	1,921,619
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/24	380,000	412,691
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/25	975,000	1,070,452
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/22	315,000	343,700
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/23	290,000	326,154
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	456,500
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	690,000	798,537
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	990,000	1,177,803
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	574,810
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	1,113,726
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	724,727
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	3,346,080
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	1,085,280
		36,373,457
Nebraska — 0.5%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,717,350
Central Plains Energy Project Rev., 5.00%, 9/1/31	2,000,000	2,474,340
Central Plains Energy Project Rev., VRDN, 5.00%, 1/1/24	10,000,000	11,207,200
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,581,422
		20,980,312

	Principal Amount	Value
Nevada — 0.7%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	$750,000	$882,330
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	851,747
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	881,418
Clark County Rev., (Nevada Power Co.), VRDN, 1.60%, 5/21/20	1,500,000	1,497,435
Clark County Department of Aviation Rev., 5.00%, 7/1/21	5,000,000	5,354,050
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/21	1,320,000	1,363,745
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/22	2,150,000	2,243,611
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/24	1,890,000	1,986,598
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/29	1,270,000	1,479,385
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/32	1,840,000	2,110,461
Las Vegas Convention & Visitors Authority Rev., 4.00%, 7/1/32	3,810,000	4,194,315
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/22	890,000	971,381
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/20	1,000,000	1,032,010
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,845,677
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,225,241
Reno Rev., (Washoe County Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	1,075,130
		28,994,534
New Jersey — 5.2%
New Jersey Economic Development Authority Rev., 5.25%, 12/15/20 (Ambac)	5,000,000	5,254,550
New Jersey Economic Development Authority Rev., 4.00%, 7/1/22	3,000,000	3,162,210
New Jersey Economic Development Authority Rev., 5.00%, 6/15/23	2,335,000	2,585,896
New Jersey Economic Development Authority Rev., 5.00%, 7/1/23 (BAM)	5,125,000	5,719,500
New Jersey Economic Development Authority Rev., 5.00%, 6/15/24	4,015,000	4,521,051
New Jersey Economic Development Authority Rev., 5.00%, 6/15/25	5,000,000	5,602,000
New Jersey Economic Development Authority Rev., 5.00%, 6/15/26	5,000,000	5,592,100
New Jersey Economic Development Authority Rev., 5.50%, 6/15/27	5,000,000	6,008,500
New Jersey Economic Development Authority Rev., 5.00%, 7/1/27 (BAM)	3,000,000	3,635,070
New Jersey Economic Development Authority Rev., 5.00%, 7/1/28 (BAM)	6,000,000	7,244,580
New Jersey Economic Development Authority Rev., 5.00%, 7/1/33	1,000,000	1,144,800
New Jersey Economic Development Authority Rev., 5.25%, 6/15/40	3,500,000	3,885,875
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	1,000,000	1,149,040
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,180,634
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,197,060
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,338,249
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/30	575,000	638,365

	Principal Amount	Value
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/31	$500,000	$551,345
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/32	1,000,000	1,098,140
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/21	535,000	544,116
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/26	2,105,000	2,276,284
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)	2,360,000	2,795,184
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,814,925
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	3,110,136
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	1,750,000	2,030,053
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/27	2,000,000	2,336,160
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26	1,500,000	1,774,485
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,500,000	1,771,365
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	4,200,000	4,339,230
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/21	3,000,000	3,186,210
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/21 (NATL)	6,850,000	7,424,030
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/23	3,000,000	3,201,120
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,521,190
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,348,660
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/30	5,000,000	5,301,250
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,301,020
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,635,530
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/42	12,980,000	13,560,076
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,365,100
New Jersey Turnpike Authority Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	14,940,000	16,553,072
New Jersey Turnpike Authority Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	180,000	199,435
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	6,030,804
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,993,860
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	6,500,000	7,805,135
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,200,300
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,714,283
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,908,159
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	2,775,000	3,355,391
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	3,000,000	3,600,600

	Principal Amount	Value
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	$3,000,000	$3,573,990
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/32	4,630,000	5,483,216
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/33	5,005,000	5,901,045
		201,464,379
New Mexico — 0.3%
Farmington Rev., (Public Service Co. of New Mexico), VRDN, 2.125%, 6/1/22	3,000,000	3,003,900
New Mexico Finance Authority Rev., 4.00%, 6/15/19	2,000,000	2,001,600
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,845,626
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/26	1,000,000	1,193,610
New Mexico Municipal Energy Acquisition Authority Rev., VRDN, 5.00%, 8/1/19 (SBBPA: Royal Bank of Canada)	5,000,000	5,025,650
		13,070,386
New York — 8.5%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	484,728
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	420,466
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	418,639
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 6.25%, 1/15/20, Prerefunded at 100% of Par(2)	3,700,000	3,813,183
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,258,900
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,564,693
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,205,699
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,408,427
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/21	430,000	459,262
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/22	1,365,000	1,499,289
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/24	1,500,000	1,727,820
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	989,675
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	2,200,548
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	1,059,102
Long Island Power Authority Rev., 5.00%, 5/1/21	2,385,000	2,547,490
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	13,044,254
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,992,905
Metropolitan Transportation Authority Rev., 5.00%, 11/15/19	1,750,000	1,778,052
Metropolitan Transportation Authority Rev., 5.25%, 11/15/19 (NATL)	4,900,000	4,983,986
Metropolitan Transportation Authority Rev., 5.00%, 11/15/21, Prerefunded at 100% of Par(2)	1,295,000	1,411,343
Metropolitan Transportation Authority Rev., 5.00%, 11/15/22, Prerefunded at 100% of Par(2)	5,000,000	5,630,650
Metropolitan Transportation Authority Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	4,595,000	5,256,588

	Principal Amount	Value
Metropolitan Transportation Authority Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	$10,360,000	$11,851,633
Metropolitan Transportation Authority Rev., VRDN, 1.87%, (MUNIPSA plus 0.45%), 11/15/22	7,000,000	6,976,550
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/21	120,000	120,324
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/23	100,000	100,264
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/22	850,000	930,674
New York City GO, 5.00%, 8/1/19	4,555,000	4,581,601
New York City GO, 5.00%, 10/1/19	5,000,000	5,060,000
New York City GO, 5.00%, 8/1/22	7,565,000	8,407,438
New York City GO, 5.00%, 8/1/25	1,700,000	2,024,972
New York City GO, 5.00%, 8/1/25	13,605,000	16,461,098
New York City GO, 5.00%, 8/1/26	5,370,000	6,377,090
New York City GO, 5.00%, 8/1/32	2,000,000	2,528,100
New York City GO, 5.00%, 8/1/33	500,000	629,430
New York City GO, 5.00%, 8/1/33	1,000,000	1,258,860
New York City GO, 5.00%, 8/1/34	2,215,000	2,772,626
New York City GO, 5.00%, 8/1/36	4,600,000	5,174,586
New York City GO, VRDN, 2.18%, 6/3/19 (SBBPA: Barclays Bank plc)	7,600,000	7,600,000
New York City GO, VRDN, 2.25%, 6/3/19 (SBBPA: JPMorgan Chase Bank N.A.)	10,575,000	10,575,000
New York City GO, VRDN, 2.25%, 6/3/19 (SBBPA: JPMorgan Chase Bank N.A.)	5,600,000	5,600,000
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	5,995,400
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	10,000,000	11,328,700
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	11,965,800
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/35	12,500,000	15,624,000
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/39	4,200,000	4,387,572
New York City Water & Sewer System Rev., 5.00%, 6/15/39	830,000	830,921
New York City Water & Sewer System Rev., 5.00%, 6/15/39	4,240,000	4,244,749
New York City Water & Sewer System Rev., 5.00%, 6/15/39	7,010,000	7,017,851
New York City Water & Sewer System Rev., VRDN, 2.25%, 6/3/19 (SBBPA: JPMorgan Chase Bank N.A.)	11,600,000	11,600,000
New York Convention Center Development Corp. Rev., Capital Appreciation, 0.00%, 11/15/37(3)	3,000,000	1,676,460
New York Counties Tobacco Trust Rev., 5.00%, 6/1/36	550,000	602,305
New York Counties Tobacco Trust Rev., 5.00%, 6/1/41	400,000	432,024
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	12,909,712
New York Power Authority Rev., 5.00%, 11/15/22	1,000,000	1,125,800
New York State Dormitory Authority Rev., 5.00%, 2/15/27	8,235,000	9,008,349
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33	1,000,000	1,003,260
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/20(1)	800,000	822,512

	Principal Amount	Value
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/21(1)	$1,100,000	$1,150,622
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/22(1)	900,000	986,796
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/24(1)	2,600,000	2,982,642
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/25(1)	1,300,000	1,522,534
New York State Thruway Authority Rev., 5.00%, 1/1/24	3,330,000	3,610,453
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,921,750
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	11,798,500
Niagara Falls Bridge Commission Rev., 4.00%, 10/1/19 (AGC)	700,000	705,726
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/20	580,000	599,865
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/42	2,850,000	3,017,722
State of New York GO, 5.00%, 2/15/39	2,000,000	2,005,300
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	509,835
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	806,781
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,088,490
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,093,507
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	3,000,000	3,860,160
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	2,500,000	3,274,800
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	833,728
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,410,901
TSASC, Inc. Rev., 5.00%, 6/1/20	2,000,000	2,063,220
TSASC, Inc. Rev., 5.00%, 6/1/21	2,000,000	2,123,640
TSASC, Inc. Rev., 5.00%, 6/1/22	1,000,000	1,090,660
TSASC, Inc. Rev., 5.00%, 6/1/22	1,300,000	1,379,222
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,234,660
TSASC, Inc. Rev., 5.00%, 6/1/24	1,000,000	1,087,720
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,704,621
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/25	1,000,000	1,177,840
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/28	1,000,000	1,164,520
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/29	1,000,000	1,157,820
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/30	1,000,000	1,151,620
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/20	500,000	514,705
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/21	500,000	527,835
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/22	1,935,000	2,088,697
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,198,400
		330,606,652
North Carolina — 1.2%
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/28	1,000,000	1,242,650

	Principal Amount	Value
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/29	$1,500,000	$1,889,265
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/30	1,340,000	1,676,353
Greensboro Combined Water & Sewer System Rev., 5.25%, 6/1/20	2,060,000	2,138,671
North Carolina Capital Facilities Finance Agency Rev., (Meredith College), 4.00%, 6/1/34	1,000,000	1,064,740
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	2,017,558
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,131,580
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/37	1,100,000	1,211,639
North Carolina Medical Care Commission Rev., (Wake Forest Baptist Obligated Group), VRDN, 2.20%, 12/1/22	5,000,000	5,038,950
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/28	4,050,000	4,377,200
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/30	520,000	521,279
North Carolina Turnpike Authority Rev., 5.00%, 1/1/20	800,000	814,664
North Carolina Turnpike Authority Rev., 5.00%, 1/1/21	790,000	828,505
North Carolina Turnpike Authority Rev., 5.00%, 1/1/22	700,000	754,530
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/20	450,000	464,108
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/21	360,000	384,386
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/22	760,000	837,702
State of North Carolina Rev., 5.00%, 3/1/34(4)	15,000,000	18,642,450
		45,036,230
Ohio — 2.8%
Allen County Hospital Facilities Rev., (Mercy Health), VRDN, 2.43%, 6/3/19 (LOC: Union Bank N.A.)	2,135,000	2,135,000
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/30	5,000,000	4,772,650
Cleveland COP, 5.00%, 11/15/19	2,450,000	2,485,280
Cleveland Rev., 5.00%, 5/15/21	1,475,000	1,572,512
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,476,829
Cleveland Airport System Rev., 5.00%, 1/1/22 (AGM)	1,635,000	1,775,724
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,685,930
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,230,746
Cleveland Airport System Rev., 5.00%, 1/1/25 (AGM)	4,000,000	4,351,680
Cleveland Airport System Rev., 5.00%, 1/1/25	2,500,000	2,713,175
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	3,560,000	3,865,448
Cleveland Airport System Rev., 5.00%, 1/1/26	2,530,000	2,740,395
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	864,105
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,581,600
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/44	2,250,000	2,260,102
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	1,250,000	1,388,300
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,855,653
Cuyahoga County Rev., 5.00%, 12/1/20	1,400,000	1,472,226
Cuyahoga County Rev., 5.00%, 12/1/24	500,000	572,360
Cuyahoga County Rev., 5.00%, 12/1/25	370,000	422,858

	Principal Amount	Value
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/23	$1,500,000	$1,636,380
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,944,618
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,528,349
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,298,780
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,864,560
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	2,026,272
Kent State University Rev., 4.00%, 5/1/23	1,800,000	1,963,206
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	4,776,952
Montgomery County Rev., (Premier Health Partners Obligated Group), VRDN, 2.18%, 6/3/19 (LOC: Barclays Bank plc)	4,100,000	4,100,000
Ohio Higher Educational Facility Commission Rev., 5.00%, 10/1/19	3,480,000	3,520,507
Ohio Higher Educational Facility Commission Rev., (Case Western Reserve University), 6.50%, 10/1/20	280,000	291,054
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/21	1,055,000	1,129,304
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/22	1,090,000	1,193,964
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/23	1,170,000	1,308,095
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/24	1,230,000	1,399,396
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/25	1,290,000	1,491,369
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/28	1,505,000	1,747,561
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/29	20,000,000	25,888,000
State of Ohio Rev., 5.00%, 12/15/22	2,500,000	2,807,075
		108,138,015
Oklahoma — 0.6%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,790,115
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,189,460
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,185,010
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/23	1,550,000	1,719,027
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/25	530,000	612,251
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/27	700,000	835,352
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/28	1,600,000	1,935,024
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/29	750,000	904,883
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.25%, 8/15/48	3,750,000	4,352,850
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/23	250,000	279,050
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/24	1,665,000	1,892,988
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/26	500,000	583,170

	Principal Amount	Value
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/28	$600,000	$693,564
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/29	1,000,000	1,151,430
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/22	1,270,000	1,380,528
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/24	1,000,000	1,130,110
		21,634,812
Oregon — 0.8%
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 2.60%, 11/15/23	6,200,000	6,207,068
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 3.00%, 11/15/22	2,500,000	2,506,600
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	566,470
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	557,710
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	2,400,000	2,638,632
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/52	1,500,000	1,644,585
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/22	1,040,000	1,111,011
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/23	350,000	381,056
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	276,478
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	224,532
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	325,000	346,824
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	651,312
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	475,000	523,725
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	307,802
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	271,661
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	239,804
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	316,818
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	279,876
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	237,048
Oregon Health & Science University Rev., 5.75%, 7/1/19, Prerefunded at 100% of Par(2)	3,200,000	3,210,208
State of Oregon GO, 5.00%, 5/1/20	1,870,000	1,931,392
State of Oregon GO, 5.00%, 8/1/20	1,000,000	1,041,910
State of Oregon GO, 5.00%, 5/1/21	1,500,000	1,602,195
State of Oregon GO, 5.00%, 8/1/21	750,000	807,682
State of Oregon GO, 5.00%, 8/1/22	700,000	777,952
State of Oregon GO, 5.00%, 8/1/23	1,340,000	1,534,139
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,177,370
		31,371,860

	Principal Amount	Value
Pennsylvania — 7.8%
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	$1,230,000	$1,354,710
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,191,800
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	655,356
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/33	400,000	435,824
Allegheny County Higher Education Building Authority Rev., (Robert Morris University), 5.00%, 10/15/37	1,000,000	1,109,440
Allegheny County Higher Education Building Authority Rev., (Robert Morris University), 5.00%, 10/15/47	1,625,000	1,775,702
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/31	1,355,000	1,699,536
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/32	1,500,000	1,871,160
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/33	1,800,000	2,234,106
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/34	1,250,000	1,542,375
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRDN, 2.92%, (MUNIPSA plus 1.50%), 7/1/22	2,500,000	2,534,775
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	873,083
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	480,732
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/32	250,000	269,513
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/34	200,000	214,444
Coatesville School District GO, 4.00%, 8/1/20 (AGM)	250,000	255,865
Coatesville School District GO, 5.00%, 8/1/21 (AGM)	1,000,000	1,064,770
Coatesville School District GO, 5.00%, 8/1/22 (AGM)	875,000	956,795
Coatesville School District GO, 5.00%, 8/1/24 (AGM)	1,000,000	1,148,360
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	3,053,175
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	2,000,000	2,429,440
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	2,000,000	2,417,300
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,605,654
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/29	1,440,000	1,678,003
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,749,305
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/31	1,465,000	1,685,834
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,199,570
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,699,655
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/24	525,000	605,141
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/25	750,000	884,790
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	650,000	782,321

	Principal Amount	Value
Doylestown Hospital Authority Rev., (Doylestown Hospital), 4.00%, 7/1/19 (GA: Doylestown Health Foundation)	$1,105,000	$1,106,260
Doylestown Hospital Authority Rev., (Doylestown Hospital), 5.00%, 7/1/22 (GA: Doylestown Health Foundation)	1,820,000	1,953,151
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,206,119
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,266,784
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,323,167
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,375,291
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,432,676
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/44	5,000,000	5,546,050
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), VRDN, 2.02%, (MUNIPSA plus 0.60%), 6/1/24	6,750,000	6,752,565
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,302,880
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/30	2,500,000	2,861,375
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/32	1,000,000	1,128,020
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,462,396
Luzerne County GO, 5.00%, 12/15/21 (AGM)	1,200,000	1,294,716
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,269,752
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,172,020
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	1,083,789
Luzerne County Industrial Development Authority Rev., 5.00%, 12/15/27 (AGM)	1,000,000	1,149,460
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 4.00%, 7/1/19	1,400,000	1,402,324
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/21	700,000	744,380
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	605,249
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), VRDN, 2.14%, (MUNIPSA plus 0.72%), 9/1/23	10,000,000	10,003,000
Northampton County General Purpose Authority Rev., (St. Luke's Hospital Obligated Group), VRDN, 2.78%, (70% of the 1-month LIBOR plus 1.04%), 8/15/24	3,000,000	3,007,800
Pennsylvania COP, 5.00%, 7/1/29	600,000	734,166
Pennsylvania COP, 5.00%, 7/1/30	750,000	911,835
Pennsylvania COP, 5.00%, 7/1/31	850,000	1,027,522
Pennsylvania COP, 5.00%, 7/1/35	450,000	536,769
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	7,188,711
Pennsylvania GO, 5.00%, 3/15/25	12,005,000	14,273,105
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	6,051,200

	Principal Amount	Value
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	$470,000	$539,898
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	822,892
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	810,054
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	893,745
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/25	1,000,000	1,089,500
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/26	1,000,000	1,087,480
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/27	1,250,000	1,357,187
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 8/15/20	1,600,000	1,665,776
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania), 5.00%, 9/1/19(2)	1,000,000	1,008,750
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(2)	945,000	1,115,998
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24(4)	4,000,000	4,638,520
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25(4)	3,900,000	4,629,963
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	2,168,274
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,170,210
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	7,361,253
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,644,800
Pennsylvania Turnpike Commission Rev., Capital Appreciation, VRN, 0.00%, 12/1/44	2,000,000	2,016,300
Pennsylvania Turnpike Commission Rev., VRN, 2.02%, (MUNIPSA plus 0.60%), 12/1/23	5,000,000	5,019,000
Pennsylvania Turnpike Commission Rev., VRN, 2.12%, (MUNIPSA plus 0.70%), 12/1/23	10,000,000	10,051,000
Philadelphia GO, 5.00%, 8/1/20	2,500,000	2,601,225
Philadelphia GO, 5.00%, 8/1/21	3,000,000	3,224,070
Philadelphia GO, 5.00%, 8/1/22	2,500,000	2,762,050
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/24 (AGM)	1,305,000	1,529,512
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,225,300
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,777,104
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,569,849
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	1,933,240
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	2,155,050
Philadelphia Municipal Authority Rev., 5.00%, 4/1/20	600,000	616,188
Philadelphia Municipal Authority Rev., 5.00%, 4/1/21	1,000,000	1,057,360
Philadelphia Municipal Authority Rev., 5.00%, 4/1/22	715,000	778,170
Philadelphia Municipal Authority Rev., 5.00%, 4/1/23	1,260,000	1,408,554

	Principal Amount	Value
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	$1,500,000	$1,712,790
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	1,987,368
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	2,090,392
Pittsburgh GO, 5.00%, 9/1/25	3,000,000	3,322,380
Pittsburgh GO, 5.00%, 9/1/26	1,000,000	1,105,790
Pittsburgh Water & Sewer Authority Rev., VRDN, 2.39%, (70% of the 1-month LIBOR plus 0.64%), 12/1/20 (AGM)	5,000,000	5,003,150
Reading GO, 4.00%, 11/1/20 (BAM)	1,170,000	1,203,637
Reading GO, 5.00%, 11/1/22 (BAM)	425,000	468,006
Reading GO, 5.00%, 11/1/23 (BAM)	1,345,000	1,513,004
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,435,614
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	2,062,597
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,855,846
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,973,213
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,206,150
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	2,156,908
Reading School District GO, 5.00%, 3/1/21 (AGM)	425,000	447,903
Reading School District GO, 5.00%, 3/1/23 (AGM)	670,000	743,519
Reading School District GO, 5.00%, 3/1/28 (AGM)	1,025,000	1,235,935
Reading School District GO, 5.00%, 3/1/35 (AGM)	2,000,000	2,351,020
Reading School District GO, 5.00%, 3/1/37 (AGM)	1,500,000	1,747,305
Reading School District GO, 5.00%, 3/1/38 (AGM)	1,500,000	1,737,255
School District of Philadelphia GO, 5.00%, 9/1/20	500,000	519,795
School District of Philadelphia GO, 5.00%, 9/1/22	5,000,000	5,503,950
School District of Philadelphia GO, 5.00%, 9/1/23	5,000,000	5,634,850
School District of Philadelphia GO, 5.00%, 9/1/23	1,500,000	1,690,455
School District of Philadelphia GO, 5.00%, 9/1/26	2,200,000	2,632,762
School District of Philadelphia GO, 5.00%, 9/1/27	500,000	606,650
School District of Philadelphia GO, 5.00%, 9/1/28	475,000	584,003
School District of Philadelphia GO, 5.00%, 9/1/29	1,225,000	1,496,754
School District of Philadelphia GO, 5.00%, 9/1/30	3,000,000	3,641,130
School District of Philadelphia GO, 5.00%, 9/1/33	1,625,000	1,948,164
Scranton School District GO, 5.00%, 6/1/19	425,000	425,000
Scranton School District GO, 5.00%, 6/1/20	630,000	647,583
Scranton School District GO, 5.00%, 6/1/21	1,355,000	1,433,441
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,539,541
Scranton School District GO, 5.00%, 12/1/32 (BAM)	1,000,000	1,191,430
Scranton School District GO, 5.00%, 12/1/34 (BAM)	1,650,000	1,959,540
Scranton School District GO, 5.00%, 12/1/35 (BAM)	750,000	887,940
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	4,350,234
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/23	500,000	567,205
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/24	600,000	695,694
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/25	625,000	736,556
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/26	920,000	1,077,191

	Principal Amount	Value
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/27	$805,000	$939,250
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/28	785,000	914,187
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/29	1,000,000	1,160,180
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/30	700,000	807,968
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/31	700,000	801,878
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25	4,000,000	4,704,000
Township of Exeter GO, 5.30%, 7/15/19 (Ambac)	1,830,000	1,838,235
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., VRN, 1.66%, (MUNIPSA plus 0.24%), 9/15/21	10,000,000	9,984,200
		301,638,886
Rhode Island — 0.4%
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	2,014,222
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	2,205,051
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,383,820
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,158,460
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	535,954
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	590,750
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	582,980
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,498,782
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,269,240
		14,239,259
South Carolina — 0.6%
Charleston Educational Excellence Finance Corp. Rev. (Charleston County School District), 5.00%, 12/1/24	1,750,000	2,013,865
Charleston Educational Excellence Finance Corp. Rev. (Charleston County School District), 5.00%, 12/1/25	2,945,000	3,389,754
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/21 (BAM)	1,000,000	1,080,560
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/27 (BAM)	5,000,000	5,984,050
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	282,665
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,350,837
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	540,679
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	4,284,975
South Carolina Jobs-Economic Development Authority Rev., (Palmetto Health Obligated Group), 5.75%, 8/1/19, Prerefunded at 100% of Par(2)	2,700,000	2,718,225
		21,645,610
Tennessee — 1.1%
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/20	300,000	306,822
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 4.00%, 4/1/21	1,050,000	1,083,274

	Principal Amount	Value
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/22	$500,000	$537,575
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	421,500
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	727,038
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	461,945
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	440,599
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	555,712
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	553,385
Montgomery County Public Building Authority Rev., VRDN, 2.30%, 6/3/19 (LOC: Bank of America N.A.)	2,000,000	2,000,000
Tennergy Corp. Rev., VRDN, 5.00%, 10/1/24	12,000,000	13,850,520
Tennessee Energy Acquisition Corp. Rev., VRDN, 4.00%, 11/1/25	20,000,000	21,939,600
Wilson County Sports Authority Rev., VRDN, 1.43%, 6/7/19 (LOC: PNC Bank N.A.) (Acquired 3/21/19, Cost $200,000)(5)	200,000	200,000
		43,077,970
Texas — 9.9%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,757,894
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,231,170
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,341,142
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,213,290
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,206,110
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,479,954
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/20	500,000	509,510
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	750,000	789,975
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	800,000	839,056
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/22	650,000	704,496
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	650,000	722,651
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	750,000	819,915
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/24	1,500,000	1,705,635
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/25	800,000	904,792
Austin Electric Utility Rev., 5.00%, 11/15/19	500,000	507,970
Austin Independent School District GO, 4.00%, 8/1/34 (PSF-GTD)	4,875,000	5,562,034
Austin Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	6,000,000	6,816,120
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	5,378,235
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	275,000	313,998
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	250,000	289,873
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	1,000,000	1,153,700
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 4.00%, 7/15/31	1,500,000	1,552,170
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/33	1,500,000	1,704,960
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/21	860,000	902,054
Central Texas Regional Mobility Authority Rev., 6.00%, 1/1/21, Prerefunded at 100% of Par(2)	2,500,000	2,673,200
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/22	2,000,000	2,156,340
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23	2,000,000	2,213,180
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/29	2,000,000	2,352,620

	Principal Amount	Value
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/45	$2,000,000	$2,244,800
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,277,775
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/20	1,395,000	1,429,791
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/22	1,000,000	1,060,520
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,192,153
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,292,874
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	585,670
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,682,595
Dallas GO, 5.00%, 2/15/21	7,150,000	7,570,134
Dallas Area Rapid Transit Rev., 5.00%, 12/1/19	2,250,000	2,289,780
Dallas Area Rapid Transit Rev., 5.00%, 12/1/32	2,750,000	3,531,660
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	2,500,000	3,198,025
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	5,250,000	6,687,765
Dallas Independent School District GO, VRDN, 5.00%, 2/15/22 (PSF-GTD)	7,935,000	8,633,835
Dallas Independent School District GO, 5.00%, 2/15/22, Prerefunded at 100% of Par (PSF-GTD)(2)	1,910,000	2,086,560
Dallas Independent School District GO, 5.00%, 2/15/22, Prerefunded at 100% of Par (PSF-GTD)(2)	155,000	169,544
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	750,000	787,403
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	6,000,000	6,299,220
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	500,000	541,560
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	4,500,000	4,728,060
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/22	400,000	446,368
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/23	645,000	739,357
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/20 (BAM)	240,000	244,025
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/21 (BAM)	400,000	416,140
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/22 (BAM)	305,000	321,449
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/23 (BAM)	400,000	428,604
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	522,677
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	265,349
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	219,646
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,307,424
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	560,295
Fort Bend Independent School District GO, 4.00%, 2/15/34 (PSF-GTD)	3,000,000	3,404,250
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	3,000,000	3,350,280
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	9,004,149
Grand Parkway Transportation Corp. Rev., 5.00%, 2/1/23	8,000,000	8,925,440
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,482,470

	Principal Amount	Value
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	$3,170,000	$3,807,899
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	1,988,514
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,794,990
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,193,710
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,188,440
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/27	1,000,000	1,121,800
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 4.00%, 1/1/31	1,745,000	1,823,857
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,000,000	1,103,100
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 2.25%, 6/3/19	8,700,000	8,700,000
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/20	1,220,000	1,273,729
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/21	900,000	965,628
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	957,058
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	807,688
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	874,646
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,147,880
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	582,624
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,613,996
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,134,530
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	548,656
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,128,230
Houston Airport System Rev., 5.00%, 7/1/23	2,560,000	2,833,766
Houston Airport System Rev., 5.00%, 7/1/24	4,000,000	4,422,680
Houston Combined Utility System Rev., VRDN, 1.42%, 6/7/19 (LIQ FAC: State Street Bank & Trust Co.)	2,700,000	2,700,000
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,108,150
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/25	1,000,000	1,156,640
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,355,593
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	814,441
Houston Independent School District GO, VRDN, 2.40%, 6/1/21 (PSF-GTD)	8,000,000	8,121,840
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/34 (PSF-GTD)	2,000,000	2,275,480
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,400,000	1,581,048
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,679,775
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/38 (PSF-GTD)	1,000,000	1,116,850
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	1,500,000	1,667,145
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/20	500,000	520,900
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/22	250,000	274,983

	Principal Amount	Value
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/23	$490,000	$552,157
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/25	250,000	294,195
Irving Hospital Authority Rev., VRDN, 2.52%, (MUNIPSA plus 1.10%), 10/15/23	1,750,000	1,754,602
Lone Star College System GO, 5.00%, 8/15/19, Prerefunded at 100% of Par(2)	1,000,000	1,007,140
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,600,000	2,707,068
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/22	1,000,000	1,033,170
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/23	3,435,000	3,548,630
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/24	2,000,000	2,064,620
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,417,120
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	837,179
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	541,687
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	575,050
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/29	1,000,000	1,068,640
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/32	1,670,000	1,759,362
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/37	1,000,000	1,037,290
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/42	1,000,000	1,027,300
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	3,038,249
North Texas Tollway Authority Rev., 5.00%, 1/1/21	7,615,000	8,031,921
North Texas Tollway Authority Rev., 5.00%, 1/1/24	3,500,000	4,027,065
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,000,000	1,200,480
North Texas Tollway Authority Rev., 5.00%, 1/1/28	3,000,000	3,243,180
North Texas Tollway Authority Rev., 5.00%, 1/1/29	2,500,000	2,698,050
North Texas Tollway Authority Rev., 5.00%, 1/1/30	6,310,000	6,822,624
North Texas Tollway Authority Rev., 5.00%, 1/1/30	1,250,000	1,474,987
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,250,000	1,467,825
North Texas Tollway Authority Rev., 5.00%, 1/1/32	3,500,000	4,178,720
North Texas Tollway Authority Rev., 5.00%, 1/1/36	2,000,000	2,155,140
North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,322,751
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/19	1,000,000	1,000,000
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/43	4,350,000	4,795,396
San Antonio Water System Rev., VRDN, 2.00%, 11/1/22	4,000,000	4,031,840
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRDN, 2.25%, 6/1/19 (LOC: TD Bank N.A.)	4,100,000	4,100,000
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	2,000,000	2,306,820
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26	5,580,000	6,542,494

	Principal Amount	Value
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)	$2,255,000	$2,510,108
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)	2,365,000	2,696,431
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,773,886
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,185,340
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,641,915
Texas Transportation Commission State Highway Fund Rev., VRDN, 4.00%, 10/1/21	2,000,000	2,111,320
Texas Water Development Board Rev., 5.00%, 4/15/31	9,910,000	12,516,132
Texas Water Development Board Rev., 5.00%, 10/15/38	14,540,000	17,787,509
University of Houston Rev., 5.00%, 2/15/27	8,100,000	9,788,445
University of North Texas System Rev., 5.00%, 4/15/27	5,770,000	6,832,257
University of Texas System Rev., 5.00%, 8/15/34(4)	15,000,000	19,025,400
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	817,164
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,775,215
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,255,000	1,399,927
Uptown Development Authority Tax Allocation, 5.00%, 9/1/35	3,950,000	4,395,402
Uptown Development Authority Tax Allocation, 5.00%, 9/1/36	4,100,000	4,556,576
		383,591,736
Utah — 0.3%
Salt Lake County Rev., (Westminster College), 5.00%, 10/1/26	1,050,000	1,232,689
Salt Lake County Rev., (Westminster College), 5.00%, 10/1/27	2,145,000	2,507,376
St. George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,159,910
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,213,870
Utah Transit Authority Rev., 5.00%, 6/15/22, Prerefunded at 100% of Par(2)	2,900,000	3,204,152
Utah Transit Authority Rev., 5.00%, 6/15/22, Prerefunded at 100% of Par(2)	1,220,000	1,347,954
		10,665,951
Vermont — 0.3%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	500,000	555,315
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	847,215
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	1,400,000	1,596,238
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	713,363
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,176,910
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	919,887
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	1,000,000	1,167,390
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	1,047,159
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	578,600

	Principal Amount	Value
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	$4,000,000	$4,727,280
		13,329,357
Virginia — 0.6%
Fairfax County Economic Development Authority Special Tax, 5.00%, 4/1/20, Prerefunded at 100% of Par(2)	1,430,000	1,472,414
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,475,380
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,969,374
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/38	250,000	271,865
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/48	700,000	754,411
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	711,524
Peninsula Town Center Community Development Authority Special Assessment, 4.00%, 9/1/23(1)	445,000	458,030
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(1)	725,000	775,271
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	1,500,000	1,618,545
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	752,654
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,183,860
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,198,700
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	830,557
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/22	450,000	494,609
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/24	500,000	575,290
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/26	450,000	538,853
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/28	750,000	891,105
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/29	1,000,000	1,183,490
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,505,560
		22,661,492
Washington — 3.6%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	7,000,000	8,807,400
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	11,000,000	13,792,460
Port of Seattle Rev., 5.00%, 6/1/22	1,000,000	1,034,120
Seattle Water System Rev., 5.00%, 5/1/22	10,000,000	11,022,400
State of Washington GO, 5.00%, 6/1/21	1,650,000	1,766,936
State of Washington GO, 5.00%, 7/1/21	3,375,000	3,623,332
State of Washington GO, 5.00%, 6/1/22	2,000,000	2,141,800
State of Washington GO, 5.00%, 7/1/22	5,000,000	5,368,950

	Principal Amount	Value
State of Washington GO, 5.00%, 7/1/23	$3,855,000	$4,272,188
State of Washington GO, 5.00%, 7/1/26	14,000,000	15,492,680
State of Washington GO, 5.00%, 7/1/27	10,000,000	11,816,800
State of Washington GO, 5.00%, 8/1/29	18,795,000	22,392,551
State of Washington GO, 5.00%, 2/1/38	10,000,000	12,300,000
Tobacco Settlement Authority Rev., 5.00%, 6/1/22	2,250,000	2,440,283
Tobacco Settlement Authority Rev., 5.00%, 6/1/23	2,000,000	2,219,340
Tobacco Settlement Authority Rev., 5.00%, 6/1/24	3,000,000	3,322,950
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRDN, 2.73%, (67% of the 1-month LIBOR plus 1.10%), 7/1/22	2,000,000	2,019,860
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRDN, 2.47%, (MUNIPSA plus 1.05%), 7/3/23	2,000,000	2,030,880
Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	6,500,000	7,591,740
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	5,000,000	5,453,300
		138,909,970
Wisconsin — 1.2%
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	690,000	824,798
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	881,488
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	890,678
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	1,000,000	1,157,800
Public Finance Authority Rev., (CHF - Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	3,036,976
Public Finance Authority Rev., (CHF - Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	3,176,733
Public Finance Authority Rev., (CHF - Wilmington LLC), 5.00%, 7/1/34 (AGM)	2,800,000	3,324,748
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	1,109,852
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/42	1,100,000	1,217,062
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,216,765
Public Finance Authority Rev., (Guilford College), 5.00%, 1/1/33	3,480,000	3,932,852
Public Finance Authority Rev., (Guilford College), 5.00%, 1/1/38	4,335,000	4,811,677
Public Finance Authority Rev., (Northwest Nazarene University), 5.00%, 10/1/43	5,305,000	5,831,256
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/23	1,375,000	1,544,359
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/24	1,000,000	1,152,130
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/25	1,500,000	1,770,510
State of Wisconsin GO, 5.00%, 5/1/20	2,890,000	2,984,330
State of Wisconsin GO, 5.00%, 5/1/21	2,460,000	2,626,640

	Principal Amount	Value
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	$3,580,000	$3,785,707
		45,276,361
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $3,718,826,672)		3,873,953,500
OTHER ASSETS AND LIABILITIES†		52,631
TOTAL NET ASSETS — 100.0%		$3,874,006,131

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $75,844,473, which represented 2.0% of total net assets.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions.
The aggregate value of these securities at the period end was $200,000, which represented less than 0.05% of total net assets.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2019
Assets
Investment securities, at value (cost of $3,718,826,672)	$3,873,953,500
Cash	192,521
Receivable for investments sold	940,000
Receivable for capital shares sold	4,284,420
Interest receivable	47,255,629
3,926,626,070

Liabilities
Payable for investments purchased	45,872,892
Payable for capital shares redeemed	5,435,435
Accrued management fees	1,035,425
Distribution and service fees payable	13,741
Dividends payable	262,446
52,619,939

Net Assets	$3,874,006,131

Net Assets Consist of:
Capital paid in	$3,729,622,741
Distributable earnings	144,383,390
$3,874,006,131

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,208,725,473	105,165,332	$11.49
I Class	$1,366,170,199	118,830,136	$11.50
Y Class	$1,262,339,523	109,860,898	$11.49
A Class	$27,415,292	2,384,961	$11.50*
C Class	$9,355,644	814,480	$11.49
*Maximum offering price $12.04 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED MAY 31, 2019
Investment Income (Loss)
Income:
Interest	$112,067,494

Expenses:
Management fees	11,526,494
Distribution and service fees:
A Class	79,030
C Class	105,104
Trustees' fees and expenses	251,036
Other expenses	1,760
11,963,424
Fees waived(1)	(54)
11,963,370

Net investment income (loss)	100,104,124

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions (including $(912) from affiliated funds)	(2,181,747)
Change in net unrealized appreciation (depreciation) on investments	104,807,477

Net realized and unrealized gain (loss)	102,625,730

Net Increase (Decrease) in Net Assets Resulting from Operations	$202,729,854

(1)	Amount consists of $16, $20 and $18 for Investor Class, I Class and Y Class, respectively. The waiver amounts for A Class and C Class were less than $0.50.

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2019 AND MAY 31, 2018
Increase (Decrease) in Net Assets	May 31, 2019	May 31, 2018
Operations
Net investment income (loss)	$100,104,124	$92,087,794
Net realized gain (loss)	(2,181,747)	4,122,414
Change in net unrealized appreciation (depreciation)	104,807,477	(62,930,443)
Net increase (decrease) in net assets resulting from operations	202,729,854	33,279,765

Distributions to Shareholders
From earnings:
Investor Class	(33,112,538)	(38,736,951)
I Class	(32,225,028)	(28,303,449)
Y Class	(33,850,191)	(23,597,196)
A Class	(770,907)	(1,226,845)
C Class	(177,682)	(223,353)
Decrease in net assets from distributions	(100,136,346)	(92,087,794)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	312,698,459	280,048,787

Net increase (decrease) in net assets	415,291,967	221,240,758

Net Assets
Beginning of period	3,458,714,164	3,237,473,406
End of period	$3,874,006,131	$3,458,714,164

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2019

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees. The impact of this waiver to the ratio of operating expenses to average net assets was less than 0.005% for each class for the period ended May 31, 2019.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended May 31, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $62,975,000 and $54,530,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2019 were $1,790,803,513 and $1,432,773,035, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended May 31, 2019		Year ended May 31, 2018
	Shares	Amount	Shares	Amount
Investor Class
Sold	27,838,038	$311,207,805	23,265,099	$262,848,833
Issued in reinvestment of distributions	2,827,758	31,684,324	3,221,798	36,331,066
Redeemed	(51,428,750)	(574,077,773)	(37,650,968)	(425,499,025)
	(20,762,954)	(231,185,644)	(11,164,071)	(126,319,126)
I Class
Sold	72,650,556	811,629,441	49,839,919	564,438,126
Issued in reinvestment of distributions	2,277,388	25,555,530	1,941,003	21,915,301
Redeemed	(34,073,442)	(379,725,098)	(114,822,985)	(1,302,431,333)
	40,854,502	457,459,873	(63,042,063)	(716,077,906)
Y Class
Sold	29,442,054	330,066,982	113,056,803	1,280,916,214
Issued in reinvestment of distributions	3,011,044	33,736,047	2,091,258	23,526,908
Redeemed	(23,407,337)	(261,397,109)	(14,333,371)	(161,085,522)
	9,045,761	102,405,920	100,814,690	1,143,357,600
A Class
Sold	530,886	5,945,006	898,180	10,208,621
Issued in reinvestment of distributions	67,450	755,090	106,295	1,200,247
Redeemed	(1,734,806)	(19,352,025)	(2,683,884)	(30,417,909)
	(1,136,470)	(12,651,929)	(1,679,409)	(19,009,041)
C Class
Sold	78,309	873,338	85,273	964,193
Issued in reinvestment of distributions	13,727	153,608	17,023	191,851
Redeemed	(390,641)	(4,356,707)	(271,127)	(3,058,784)
	(298,605)	(3,329,761)	(168,831)	(1,902,740)
Net increase (decrease)	27,702,234	$312,698,459	24,760,316	$280,048,787

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended May 31, 2019 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	—	$1,149	$1,149	—	—	—	$(1)	—

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

8. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2019 and May 31, 2018 were as follows:

	2019	2018
Distributions Paid From
Exempt income	$100,136,346	$92,087,794
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$3,718,826,672
Gross tax appreciation of investments	$157,211,136
Gross tax depreciation of investments	(2,084,308)
Net tax appreciation (depreciation) of investments	$155,126,828
Other book-to-tax adjustments	$(32,222)
Undistributed exempt income	—
Accumulated long-term capital losses	$(472,505)
Accumulated short-term capital losses	$(10,238,711)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019	$11.18	0.30	0.31	0.61	(0.30)	$11.49	5.57%	0.47%	2.69%	40%	$1,208,725
2018	$11.37	0.30	(0.19)	0.11	(0.30)	$11.18	0.95%	0.47%	2.63%	36%	$1,408,019
2017	$11.56	0.29	(0.19)	0.10	(0.29)	$11.37	0.87%	0.47%	2.52%	54%	$1,559,408
2016	$11.33	0.29	0.23	0.52	(0.29)	$11.56	4.66%	0.47%	2.55%	32%	$1,624,065
2015	$11.45	0.30	(0.12)	0.18	(0.30)	$11.33	1.59%	0.47%	2.64%	34%	$1,624,982
I Class
2019	$11.18	0.32	0.32	0.64	(0.32)	$11.50	5.87%	0.27%	2.89%	40%	$1,366,170
2018	$11.38	0.32	(0.20)	0.12	(0.32)	$11.18	1.07%	0.27%	2.83%	36%	$872,018
2017	$11.56	0.31	(0.18)	0.13	(0.31)	$11.38	1.16%	0.27%	2.72%	54%	$1,604,320
2016	$11.34	0.31	0.22	0.53	(0.31)	$11.56	4.77%	0.27%	2.75%	32%	$1,633,080
2015	$11.45	0.32	(0.11)	0.21	(0.32)	$11.34	1.89%	0.27%	2.84%	34%	$1,676,931
Y Class
2019	$11.18	0.33	0.31	0.64	(0.33)	$11.49	5.81%	0.24%	2.92%	40%	$1,262,340
2018	$11.37	0.32	(0.19)	0.13	(0.32)	$11.18	1.19%	0.24%	2.86%	36%	$1,126,861
2017(3)	$11.23	0.04	0.14	0.18	(0.04)	$11.37	1.65%	0.24%(4)	2.83%(4)	54%(5)	$5

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019	$11.18	0.27	0.32	0.59	(0.27)	$11.50	5.40%	0.72%	2.44%	40%	$27,415
2018	$11.38	0.27	(0.20)	0.07	(0.27)	$11.18	0.61%	0.72%	2.38%	36%	$39,379
2017	$11.56	0.26	(0.18)	0.08	(0.26)	$11.38	0.70%	0.72%	2.27%	54%	$59,168
2016	$11.34	0.26	0.22	0.48	(0.26)	$11.56	4.30%	0.72%	2.30%	32%	$70,224
2015	$11.45	0.27	(0.11)	0.16	(0.27)	$11.34	1.43%	0.72%	2.39%	34%	$66,830
C Class
2019	$11.17	0.19	0.32	0.51	(0.19)	$11.49	4.61%	1.47%	1.69%	40%	$9,356
2018	$11.37	0.18	(0.20)	(0.02)	(0.18)	$11.17	(0.14)%	1.47%	1.63%	36%	$12,437
2017	$11.55	0.17	(0.18)	(0.01)	(0.17)	$11.37	(0.05)%	1.47%	1.52%	54%	$14,572
2016	$11.33	0.18	0.22	0.40	(0.18)	$11.55	3.53%	1.47%	1.55%	32%	$16,425
2015	$11.44	0.19	(0.11)	0.08	(0.19)	$11.33	0.67%	1.47%	1.64%	34%	$17,005

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	April 10, 2017 (commencement of sale) through May 31, 2017.

(4)	Annualized.

(5)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2017.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Century Municipal Trust and Shareholders of Intermediate-Term Tax-Free Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Intermediate-Term Tax-Free Bond Fund (one of the funds constituting American Century Municipal Trust, referred to hereafter as the “Fund”) as of May 31, 2019, the related statement of operations for the year ended May 31, 2019, the statement of changes in net assets for each of the two years in the period ended May 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
July 19, 2019

We have served as the auditor of one or more investment companies in American Century Investments since 1997.

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee, other than Jonathan S. Thomas, is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Jonathan S. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	45	CYS Investments, Inc.; Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	45	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to 2017)	45	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus, Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	50	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, Credit Sesame, Inc. (credit monitoring firm) (2018 to present); Senior Advisor, Course Hero (an educational technology company) (2015 to present); Senior Advisor, iShares by BlackRock, Inc. (investment management firm) (2013 to 2015)	45	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present); Chair, Department of Economics, Stanford University (2011 to 2014)	45	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	45	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present)	45	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee and President	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	117	BioMed Valley Discoveries, Inc.
The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Trustee and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present); Vice President, Client Interactions and Marketing, ACIS (2013 to 2014). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $100,596,835 as exempt interest dividends for the fiscal year ended May 31, 2019.

Notes

Notes

Notes

Notes

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92645 1907

Annual Report

May 31, 2019

Tax-Free Money Market Fund
Investor Class (BNTXX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended May 31, 2019. Annual reports help convey important information about fund returns, including market factors that affected performance during the reporting period. For additional updated investment and market insights, we encourage you to visit our website, americancentury.com.

Falling Yields, Robust Demand Supported Muni Gains

For most of 2018, U.S. fixed-income investors faced a challenging backdrop of healthy economic growth and steadily rising interest rates. The Federal Reserve (Fed) maintained its rate-tightening strategy, which helped keep U.S. Treasury and municipal bond (muni) yields on an upward trajectory through early November. After that, yields plunged on signs of moderating U.S. economic growth, heightened trade tensions and mounting stock market volatility. Along with another rate hike in December, the Fed delivered a surprisingly bullish economic outlook. Investors feared the Fed’s plans for two rate hikes in 2019 were too aggressive, which also drove yields lower.

The new year brought a renewed sense of stability to the financial markets. Investors’ concerns about U.S. growth eased, and the Fed changed course. The central bank ended its three-year rate-hike campaign amid moderating global growth and muted inflation. The Fed’s increasingly dovish tone and the escalating U.S.-China trade conflict helped keep yields on a downward course.

In addition to benefiting from declining Treasury yields, munis advanced on growing demand amid average supply levels. Demand was particularly robust in high-tax states, where federal legislation capping state and local tax deductions helped fuel investor interest in munis. As is often the case, munis tracked Treasury market performance. However, munis modestly outperformed Treasuries, bolstered by healthy demand and stable credit fundamentals. High-yield munis generally outperformed investment-grade munis, reflecting investor demand for yield.

We believe state and local finances across the country should remain stable, providing continued support for munis. We also expect supply/demand dynamics to remain favorable. Meanwhile, volatility and global economic and political events will continue to affect the markets, underscoring the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2019
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Inception Date
Investor Class	BNTXX	1.12%	0.42%	0.24%	7/31/84

Fund returns would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	0.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

MAY 31, 2019
Yields
7-Day Current Yield	0.98%
7-Day Effective Yield	0.99%

Portfolio at a Glance
Weighted Average Maturity	8 days
Weighted Average Life	8 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	98%
31-90 days	2%
91-180 days	—
More than 180 days	—

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expenses Paid During Period(1) 12/1/18 - 5/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,006.10	$2.50	0.50%
Hypothetical
Investor Class	$1,000	$1,022.44	$2.52	0.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

6

Schedule of Investments

MAY 31, 2019

	Principal Amount	Value
MUNICIPAL SECURITIES — 95.8%
Arizona — 1.9%
Salt River Pima-Maricopa Indian Community Rev., VRDN, 1.45%, 6/7/19 (LOC: Bank of America N.A.)	$2,500,000	$2,500,000
Arkansas — 0.5%
Little Rock Metrocentere Improvement District No. 1 Rev., (Wehco Media, Inc.), VRDN, 2.28%, 6/3/19 (LOC: JPMorgan Chase Bank N.A.)	600,000	600,000
California — 5.4%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.45%, 6/7/19 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	500,000	500,000
Victorville Joint Powers Finance Authority Rev., VRDN, 1.49%, 6/7/19 (LOC: BNP Paribas)	6,430,000	6,430,000
		6,930,000
Colorado — 2.3%
RBC Municipal Products, Inc. Trust GO, VRDN, 1.45%, 6/7/19 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	3,000,000	3,000,000
District of Columbia — 3.5%
District of Columbia Rev., (AARP Foundation), VRDN, 1.45%, 6/7/19 (LOC: Bank of America N.A.)	300,000	300,000
District of Columbia Housing Finance Agency Rev., (FC 1212 LLC), VRDN, 1.50%, 6/7/19 (LOC: Capital One N.A. and FHLB)	3,200,000	3,200,000
District of Columbia Housing Finance Agency Rev., (Park 7 Residential LP), VRDN, 1.42%, 6/7/19 (LIQ FAC: FHLMC)	995,000	995,000
		4,495,000
Florida — 0.5%
Hillsborough County Industrial Development Authority Rev., (Independent Day School of Tampa), VRDN, 1.55%, 6/7/19 (LOC: Bank of America N.A.)	700,000	700,000
Georgia — 2.2%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.57%, 6/7/19 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,600,000	1,600,000
Valdosta-Lowndes County Industrial Development Authority Rev., (Steeda Autosports, Inc.), VRDN, 1.51%, 6/7/19 (LOC: Bank of America N.A.)	1,230,000	1,230,000
		2,830,000
Idaho — 3.0%
Idaho Housing & Finance Association Rev., Series 2011 A, (Traditions at Boise Apartments), VRDN, 1.38%, 6/7/19 (GA: FHLMC)	3,890,000	3,890,000
Illinois — 9.5%
East Moline Rev., (Elliott Aviation of the Quad Cities, Inc.), VRDN, 1.49%, 6/7/19 (LOC: U.S. Bank N.A.)	480,000	480,000
Illinois Development Finance Authority Rev., (Teacher's Academy for Mathematics and Science), VRDN, 1.51%, 6/7/19 (LOC: JPMorgan Chase Bank N.A.)	530,000	530,000
Illinois Educational Facilities Authority Rev., (Lincoln Park Society), VRDN, 1.47%, 6/7/19 (LOC: Citibank N.A.)	1,500,000	1,500,000
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), VRDN, 1.39%, 6/7/19 (SBBPA: Northern Trust Company)	2,555,000	2,555,000
Illinois Finance Authority Rev., (Steppenwolf Theatre Co.), VRDN, 1.43%, 6/7/19 (LOC: Northern Trust Company)	2,100,000	2,100,000

7

	Principal Amount	Value
Illinois Finance Authority Rev., (Uniform Law Foundation), VRDN, 1.48%, 6/7/19 (LOC: PNC Bank N.A.)	$2,740,000	$2,740,000
Illinois Housing Development Authority Rev., (Rome Meadows Associates III LP), VRDN, 1.81%, 6/7/19 (LOC: First National Bank and FHLB)	1,570,000	1,570,000
Lake County Rev., (Whispering Oaks Associates LP), VRDN, 1.43%, 6/7/19 (LIQ FAC: FHLMC)	850,000	850,000
		12,325,000
Indiana — 3.2%
Indianapolis Rev., VRDN, 2.40%, 6/3/19 (LOC: U.S. Bank N.A.)	4,100,000	4,100,000
Iowa — 1.9%
Iowa Finance Authority Rev., (Iowa Health System Obligated Group), VRDN, 2.43%, 6/3/19 (LOC: Union Bank)	2,400,000	2,400,000
Louisiana — 4.9%
Calcasieu Parish Industrial Development Board, Inc. Rev., (Hydroserve Westlake LLC), VRDN, 1.51%, 6/7/19 (LOC: JPMorgan Chase Bank N.A.)	3,000,000	3,000,000
Terrebonne Economic Development Authority Rev., (Buquet Distributing Co, Inc.), VRDN, 1.50%, 6/7/19 (LOC: Community Bank and FHLB)	3,270,000	3,270,000
		6,270,000
Michigan — 2.6%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.46%, 6/7/19 (LIQ FAC: Barclays Bank plc)(1)	3,335,000	3,335,000
Minnesota — 4.1%
St. Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 1.54%, 6/7/19 (LIQ FAC: FHLMC)	5,335,000	5,334,960
Mississippi — 4.6%
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.40%, 6/3/19 (GA: Chevron Corp.)	6,000,000	6,000,000
Missouri — 0.5%
Wright City Rev., (Watlow Process Systems, Inc.), VRDN, 1.61%, 6/7/19 (LOC: Bank of America N.A.)	640,000	640,000
Nevada — 1.6%
Nevada Housing Division Rev., (Vista Creek Apartments LLC), VRDN, 1.50%, 6/7/19 (LOC: East West Bank and FHLB)	2,100,000	2,100,000
New Jersey — 3.1%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.44%, 6/7/19 (LOC: Barclays Bank plc)(LIQ FAC: Barclays Bank plc)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.44%, 6/7/19 (LOC: Barclays Bank plc)(LIQ FAC: Barclays Bank plc)(1)	1,000,000	1,000,000
		4,000,000
New York — 9.8%
Erie County Industrial Development Agency Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 1.47%, 6/7/19 (LOC: HSBC Bank USA N.A.)	5,930,000	5,930,000
North Amityville Fire Co., Inc. Rev., VRDN, 1.42%, 6/7/19 (LOC: Citibank N.A.)	1,725,000	1,725,000
State of New York Mortgage Agency Rev., VRDN, 1.45%, 6/7/19 (SBBPA: Royal Bank of Canada)	5,000,000	5,000,000
		12,655,000

8

	Principal Amount	Value
North Carolina — 0.7%
Lower Cape Fear Water & Sewer Authority Rev., VRDN, 1.43%, 6/7/19 (LOC: Cooperatieve Rabobank U.A.)	$965,000	$965,000
Ohio — 1.4%
Allen County Hospital Facilities Rev., (Mercy Health), VRDN, 2.43%, 6/3/19 (LOC: Union Bank N.A.)	1,100,000	1,100,000
Butler County Rev., (Lakota Family YMCA), VRDN, 1.45%, 6/7/19 (LOC: PNC Bank N.A.)	700,000	700,000
		1,800,000
Pennsylvania — 4.3%
Pennsylvania Economic Development Financing Authority Rev., (Miquon School), VRDN, 1.45%, 6/7/19 (LOC: PNC Bank N.A.)	200,000	200,000
Pennsylvania Higher Educational Facilities Authority Rev., (Moore College of Art & Design), VRDN, 1.45%, 6/7/19 (LOC: PNC Bank N.A.) (Acquired 1/3/19, Cost $500,000)(2)	500,000	500,000
State Public School Building Authority Rev., (South Park School District), VRDN, 1.45%, 6/7/19 (LOC: PNC Bank N.A.)	2,000,000	2,000,000
Washington County Hospital Authority Rev., (Washington Hospital), VRDN, 1.43%, 6/7/19 (LOC: PNC Bank N.A.)	2,800,000	2,800,000
		5,500,000
Rhode Island — 0.5%
Rhode Island Health & Educational Building Corp. Rev., (New England Institute of Technology), VRDN, 1.41%, 6/7/19 (LOC: TD Bank N.A.)	675,000	675,000
Tennessee — 9.2%
Clarksville Public Building Authority Rev., VRDN, 1.44%, 6/7/19 (LOC: Bank of America N.A.) (Acquired 2/26/19, Cost $2,795,000)(2)	2,795,000	2,795,000
Memphis Health Educational & Housing Facility Board Rev., (Pedcor Investments 2007-CIII LP), VRDN, 1.43%, 6/7/19 (LOC: U.S. Bank N.A.)	2,200,000	2,200,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.60%, 6/7/19 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	5,000,000	5,000,000
Wilson County Sports Authority Rev., VRDN, 1.43%, 6/7/19 (LOC: PNC Bank N.A.) (Acquired 4/1/19, Cost $1,900,000)(2)	1,900,000	1,900,000
		11,895,000
Texas — 5.9%
Houston Combined Utility System Rev., VRDN, 1.42%, 6/7/19 (LIQ FAC: State Street Bank & Trust Co.)	1,350,000	1,350,000
Mission Economic Development Corp. Rev., VRDN, 1.61%, 6/7/19 (LOC: Wells Fargo Bank N.A.)	1,435,000	1,435,000
State of Texas GO, VRDN, 1.43%, 6/7/19 (SBBPA: State Street Bank & Trust Co.)	2,800,000	2,800,000
State of Texas Rev., 4.00%, 8/29/19	2,000,000	2,010,297
		7,595,297
Washington — 5.0%
Pierce County Economic Development Corp. Rev., (Sumner Leasing LLC), VRDN, 1.61%, 6/7/19 (LOC: FHLB and Homestreet Bank)	1,500,000	1,500,000
Washington Health Care Facilities Authority Rev., Series 2012 C, (Providence Health & Services), VRDN, 1.42%, 6/7/19 (SBBPA: U.S. Bank N.A.)	615,000	615,000
Washington State Housing Finance Commission Rev., (Panorama), VRDN, 1.56%, 6/7/19 (LOC: Wells Fargo Bank N.A.)	4,350,000	4,350,000
		6,465,000

9

	Principal Amount	Value
Wisconsin — 3.7%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.46%, 6/7/19 (LIQ FAC: Barclays Bank plc)(1)	$1,000,000	$1,000,000
Wisconsin Housing & Economic Development Authority Rev., VRDN, 1.50%, 6/7/19 (SBBPA: FHLB)	3,725,000	3,725,000
		4,725,000
TOTAL INVESTMENT SECURITIES — 95.8%		123,725,257
OTHER ASSETS AND LIABILITIES — 4.2%		5,433,601
TOTAL NET ASSETS — 100.0%		$129,158,858

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $18,435,000, which represented 14.3% of total net assets.

(2)	Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions.
The aggregate value of these securities at the period end was $5,195,000, which represented 4.0% of total net assets.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2019
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$123,725,257
Cash	92,173
Receivable for investments sold	5,175,023
Receivable for capital shares sold	354,211
Interest receivable	322,888
129,669,552

Liabilities
Payable for capital shares redeemed	456,007
Accrued management fees	54,687
510,694

Net Assets	$129,158,858

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	129,178,689

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$129,158,858

See Notes to Financial Statements.

11

Statement of Operations

YEAR ENDED MAY 31, 2019
Investment Income (Loss)
Income:
Interest	$2,172,619

Expenses:
Management fees	665,065
Trustees' fees and expenses	9,676
Other expenses	524
675,265

Net investment income (loss)	1,497,354

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,497,354

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2019 AND MAY 31, 2018
Increase (Decrease) in Net Assets	May 31, 2019	May 31, 2018
Operations
Net investment income (loss)	$1,497,354	$946,553
Net realized gain (loss)	—	11,610
Net increase (decrease) in net assets resulting from operations	1,497,354	958,163

Distributions to Shareholders
From earnings	(1,508,964)	(946,553)

Capital Share Transactions
Proceeds from shares sold	65,491,820	68,056,635
Proceeds from reinvestment of distributions	1,500,721	936,350
Payments for shares redeemed	(76,068,701)	(68,148,167)
Net increase (decrease) in net assets from capital share transactions	(9,076,160)	844,818

Net increase (decrease) in net assets	(9,087,770)	856,428

Net Assets
Beginning of period	138,246,628	137,390,200
End of period	$129,158,858	$138,246,628

Transactions in Shares of the Fund
Sold	65,491,820	68,056,635
Issued in reinvestment of distributions	1,500,721	936,350
Redeemed	(76,068,701)	(68,148,167)
Net increase (decrease) in shares of the fund	(9,076,160)	844,818

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2019

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

14

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended May 31, 2019 was 0.49%.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $4,095,000 and $16,955,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

15

5. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2019 and May 31, 2018 were as follows:

	2019	2018
Distributions Paid From
Exempt income	$1,497,354	$946,553
Long-term capital gains	$11,610	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

6. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2019	$1.00	0.01	—	0.01	(0.01)	—(2)	(0.01)	$1.00	1.12%	0.50%	0.50%	1.11%	1.11%	$129,159
2018	$1.00	0.01	—(2)	0.01	(0.01)	—	(0.01)	$1.00	0.69%	0.50%	0.50%	0.69%	0.69%	$138,247
2017	$1.00	—(2)	—	—(2)	—(2)	—(2)	—(2)	$1.00	0.28%	0.50%	0.50%	0.27%	0.27%	$137,390
2016	$1.00	—(2)	—(2)	—(2)	—(2)	—	—(2)	$1.00	0.02%	0.23%	0.50%	0.02%	(0.25)%	$153,686
2015	$1.00	—(2)	—(2)	—(2)	—(2)	—(2)	—(2)	$1.00	0.02%	0.17%	0.50%	0.01%	(0.32)%	$160,314

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Century Municipal Trust and Shareholders of Tax-Free Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Money Market Fund (one of the funds constituting American Century Municipal Trust, referred to hereafter as the “Fund”) as of May 31, 2019, the related statement of operations for the year ended May 31, 2019, the statement of changes in net assets for each of the two years in the period ended May 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2019 and the financial highlights for each of the five years in the period ended May 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
July 19, 2019

We have served as the auditor of one or more investment companies in American Century Investments since 1997.

18

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee, other than Jonathan S. Thomas, is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Jonathan S. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	45	CYS Investments, Inc.; Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	45	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to 2017)	45	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus, Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	50	None

19

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, Credit Sesame, Inc. (credit monitoring firm) (2018 to present); Senior Advisor, Course Hero (an educational technology company) (2015 to present); Senior Advisor, iShares by BlackRock, Inc. (investment management firm) (2013 to 2015)	45	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present); Chair, Department of Economics, Stanford University (2011 to 2014)	45	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	45	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present)	45	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee and President	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	117	BioMed Valley Discoveries, Inc.
The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

20

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Trustee and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present); Vice President, Client Interactions and Marketing, ACIS (2013 to 2014). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates $11,610, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended May 31, 2019.

The fund designates $1,498,043 as exempt interest dividends for the fiscal year ended May 31, 2019.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92646 1907

ITEM 2. CODE OF ETHICS.

(a)
The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b)	No response required.

(c)	None.

(d)	None.

(e)	Not applicable.

(f)
The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)	Tanya S. Beder, Anne Casscells, Peter F. Pervere and Ronald J. Gilson are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

(b)	No response required.

(c)	No response required.

(d)	No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2018:    $89,974
FY 2019:    $84,472

(b)	Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2018:$0 FY 2019:$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2018:$0 FY 2019:$0

(c)	Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2018:    $0
FY 2019:    $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2018:    $0
FY 2019:    $0

(d)	All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2018:$0 FY 2019:$0
Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2018:$0 FY 2019:$0

(e)(1)
In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)
All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)
The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2018:    $182,303
FY 2019:    $181,197

(h)
The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)
Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
Name: Jonathan S. Thomas
Title: President
(principal executive officer)

Date:	July 30, 2019

By:	/s/ R. Wes Campbell
Name: R. Wes Campbell
Title: Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	July 30, 2019